As filed with the Securities and Exchange Commission on December 20, 2011

File Nos. 33-74534 and 811-8314

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 29	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 30	☒

SCHWAB ANNUITY PORTFOLIOS

(Exact Name of Registrant as Specified in Charter)

211 Main Street,

San Francisco, California 94105

(Address of Principal Executive Offices)

(800) 648-5300

Registrant’s Telephone Number, including Area Code:

Marie Chandoha

211 Main Street,

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies of communications to:

Douglas P. Dick, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006-2401	John M.Loder, Esq. Ropes & Gray Prudential Tower 800 Boylston Street Boston, MA 02199	David Lekich, Esq. Charles Schwab Investment Management, Inc. 211 Main Street SF211MN-05-491 San Francisco, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☐	On , 2012 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☒	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

if appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement is filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Schwab Variable Insurance Trust Portfolios

Prospectus

April [    ], 2012

• Schwab VIT Balanced Portfolio	[Ticker Symbol]
• Schwab VIT Balanced with Growth Portfolio	[Ticker Symbol]
• Schwab VIT Growth Portfolio	[Ticker Symbol]

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Schwab Variable Insurance Trust Portfolios

Schwab VIT Balanced Portfolio

Ticker Symbol:    [        ]

Portfolio summary

Investment objective

The portfolio seeks long-term capital appreciation and income.

Portfolio fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the portfolio. The figures in the Fee Table and Example do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company.

Shareholder fees (fees paid directly from your investment)
[None]

Annual portfolio operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	[ ]
Distribution (12b-1) fees	[None]
Other expenses[1]	[ ]
Acquired fund fees and expenses (AFFE)	[ ]

Total annual portfolio operating expenses	[ ]
Less expense reduction	([ ]	)

Total annual portfolio operating expenses (including AFFE) after expense reduction[2]	[ ]

[1]	“Other expenses” are based on estimated amounts for the current fiscal year.
[2]

The investment adviser and its affiliates have agreed to limit the total annual portfolio operating expenses (excluding interest, taxes and certain non-routine expenses) of the portfolio to [ ] through [date.] This agreement may only be amended or terminated with the approval of the portfolio’s board of trustees. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the fund to the investment adviser during the next two fiscal years to the extent that the repayment will not cause the fund’s total annual fund operating expenses to exceed the limit (as stated in the agreement) during the respective year. The investment adviser may, but is not required to extend the agreement for additional years.

Example

This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 year	3 years
$ [ ]	$ [ ]

Portfolio turnover

The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual portfolio operating expenses or in the example, affect the portfolio’s performance. The portfolio is new and therefore does not have a historical portfolio turnover rate.

Principal investment strategies

To pursue its goal, the portfolio aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes. The portfolio gains exposure to these asset classes by primarily investing in affiliated exchange traded funds (ETFs), the (Schwab ETFs), and unaffiliated third party ETFs. The portfolio may also invest in affiliated Schwab and Laudus Funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The portfolio will generally invest in a Schwab ETF that, in the investment adviser’s opinion, corresponds to a sub-asset class and is competitive with unaffiliated third party ETFs.

Schwab VIT Balanced Portfolio	1

The portfolio normally will invest, including its investments in the underlying funds, at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities, which may include bonds, cash equivalents, money market funds and money market investments. As of the date of this prospectus, the portfolio’s target asset class allocation ranges are 38-68% in fixed income securities, and 32-62% in equity securities.

Each underlying fund invests directly in equity, fixed income or other securities or investments, as appropriate, consistent with its investment objective, strategies and policies. Through its investments in underlying funds that invest in equity securities, the portfolio invests principally in large-cap stocks of U.S. and international developed-market countries. The portfolio also invests in underlying funds that invest in fixed-income investments, principally treasury bonds, corporate bonds and securitized bonds, which are primarily of investment grade. The portfolio’s investments in underlying funds that seek exposure to real assets include underlying funds that invest in commodities, real estate investment trusts (REITs) and other companies related to the real estate industry. Finally, the portfolio may invest in money market investments, primarily through underlying funds that are money market funds.

To structure the asset classes and sub-classes, the investment adviser uses asset allocation research provided by Charles Schwab Investment Advisory, Inc. (CSIA), an affiliate of the investment adviser. Although the portfolio’s target asset allocation will take into consideration CSIA’s research, the investment adviser has the sole discretion to select the underlying fund investments and adjust the portfolio’s underlying fund allocations within a particular asset class based on the following considerations: market trends, its outlook for a given market capitalization and sub-asset class, and the underlying funds’ performance in various market conditions.

The portfolio intends to invest in a combination of underlying funds; however, the portfolio may invest directly in securities represented in the major asset classes noted above. The portfolio may invest in derivatives, principally futures contracts, primarily to seek returns on the portfolio’s otherwise uninvested cash assets. By using these instruments, the portfolio potentially can offset the impact on its performance of keeping some assets in cash.

Principal risks

The portfolio is subject to risks, any of which could cause an investor to lose money. The portfolio’s principal risks include:

Asset Allocation Risk.  The portfolio is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the portfolio’s assets among the various asset classes and market segments will cause the portfolio to underperform other funds with a similar investment objective.

Affiliated Fund Risk.  The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated ETFs and mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the portfolio and is legally obligated to act in its best interests when selecting underlying funds, without taking fees into consideration.

Market Risk.  Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

ETF Risk.  Lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Underlying Fund Investment Risk.  The value of your investment in the portfolio is based primarily on the prices of the underlying funds that the portfolio purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the portfolio, investors should assess the risks associated with the underlying funds in which the portfolio may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the portfolio is subject because of the portfolio’s investment allocation in the underlying funds and the underlying funds’ asset allocation.

—

Equity Risk.   The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.

—

Large-Cap Risk.  Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small-cap stocks, for instance — an underlying fund’s large-cap holdings could reduce performance.

—

Small-Cap Risk.  Historically, small-cap stocks have been riskier than large- and mid-cap stocks and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap

2	Schwab VIT Balanced Portfolio

stocks, for instance — an underlying fund’s small-cap holdings could reduce performance.

—

Foreign Investment Risk.  An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

—

Currency Risk.  As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the portfolio is subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar.

—

Growth Investing Risk.  Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

—

Value Investing Risk.  Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

—

Debt Securities Risk.  Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

—

Interest Rate Risk.  An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

—

Credit Risk.  Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund’s share price to fall. The underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.

—

Prepayment and Extension Risk.  An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.

—

U.S. Government Securities Risk.  Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government

Schwab VIT Balanced Portfolio	3

guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.

—

Real Estate Investment Risk.  An underlying fund in which the portfolio many invest may have a policy of concentrating their investments in real estate companies and companies related to the real estate industry. Such an underlying fund is subject to risks associated with the direct ownership of real estate securities and a portfolio’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

—

Real Estate Investment Trust (REIT) Risk.  An underlying fund in which the portfolio many invest may invest in REITs. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the underlying fund. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.

—

Commodity Risk:  To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

—	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

—

Derivatives Risk.  An underlying fund’s use of derivative instruments involves risks different from or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

—

Management Risk.  An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

—

Investment Style Risk.  Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

—

Tracking Error Risk.  An underlying fund may seek to track the performance of its benchmark indices, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

—

Concentration Risk.  To the extent that an underlying fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Direct Investment Risk.  The portfolio may invest directly in individual securities to maintain its allocations. The portfolio’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

4	Schwab VIT Balanced Portfolio

Your investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

For more information on the risks of investing in the portfolio please see the “Portfolio details” section in the prospectus.

Performance

Because the portfolio is new, no performance figures are given. This information will appear in a future version of the portfolio’s prospectus. Once available, the portfolio’s performance will be posted on the portfolio’s website at www.schwabfunds.com/prospectus.

Investment adviser

Charles Schwab Investment Management, Inc.

Portfolio manager

[Omar Aguilar, Ph.D.,] senior vice president and chief investment officer of Equities with the investment adviser, is responsible for the day-to-day management of the portfolio and has been the portfolio manager of the portfolio since its inception.

Purchase and sale of portfolio shares

Shares of the portfolio are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life insurance and variable annuity contract (variable contract(s)) investors should review the variable contract prospectus prepared by their insurance company for information on how to allocate premiums to the portfolio and to transfer to, and redeem amounts from, the portfolio.

Tax information

The portfolio will distribute substantially all of its net investment income and capital gains, if any, to the participating insurance companies’ separate accounts each year in June. Distributions are normally reinvested pursuant to elections by the separate accounts. Since the portfolio’s shareholders are insurance company separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the insurance company. Accordingly, no discussion is included about the personal income tax consequences to variable contract holders. For this information, such persons should consult the appropriate variable contract prospectus.

Payments to financial intermediaries

The portfolio is currently available solely as an underlying investment for variable contracts issued by life insurance companies. The portfolio and its related companies may make payments to insurance companies (or their affiliates), and to broker-dealers and other financial intermediaries, for distribution and/or other services. These payments may be a factor that the insurance company considers in including the portfolio as an underlying investment option for its variable contracts. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable contract and the portfolio over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

Schwab VIT Balanced Portfolio	5

Schwab VIT Balanced with Growth Portfolio

Ticker Symbol:    [        ]

Portfolio summary

Investment objective

The portfolio seeks long-term capital appreciation and income.

Portfolio fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the portfolio. The figures in the Fee Table and Example do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company.

Shareholder fees (fees paid directly from your investment)
[None]

Annual portfolio operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	[ ]
Distribution (12b-1) fees	[None]
Other expenses[1]	[ ]
Acquired fund fees and expenses (AFFE)	[ ]

Total annual portfolio operating expenses	[ ]
Less expense reduction	([ ]	)

Total annual portfolio operating expenses (including AFFE) after expense reduction[2]	[ ]

[1]	“Other expenses” are based on estimated amounts for the current fiscal year.
[2]

The investment adviser and its affiliates have agreed to limit the total annual portfolio operating expenses (excluding interest, taxes and certain non-routine expenses) of the portfolio to [ ] through [date.] This agreement is limited to the portfolio’s direct operating expenses and does not apply to AFFE. This agreement may only be amended or terminated with the approval of the portfolio’s board of trustees. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the portfolio to the investment adviser during the next two fiscal years to the extent that the repayment will not cause the portfolio’s total annual portfolio operating expenses to exceed the limit (as stated in the agreement) during the respective year. The investment adviser may, but is not required to extend the agreement for additional years.

Example

This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 year	3 years
$[ ]	$[ ]

Portfolio turnover

The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual portfolio operating expenses or in the example, affect the portfolio’s performance. The portfolio is new and therefore does not have a historical portfolio turnover rate.

Principal investment strategies

To pursue its goal, the portfolio aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes. The portfolio gains exposure to these asset classes by primarily investing in affiliated exchange traded funds (ETFs), the Schwab ETFs, and unaffiliated third party ETFs. The portfolio may also invest in affiliated Schwab and Laudus Funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The portfolio will generally invest in a Schwab ETF that, in the investment adviser’s opinion, corresponds to a sub-asset class and is competitive with unaffiliated third party ETFs.

6	Schwab VIT Balanced with Growth Portfolio

The portfolio normally will invest, including its investments in the underlying funds, at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities, which may include bonds, cash equivalents, money market funds and money market investments. The portfolio’s allocation is weighted toward equity securities (domestic and international) that seek capital growth. The term “growth” in the portfolio’s name refers to the portfolio’s weighting towards capital growth. As of the date of this prospectus, the portfolio’s target asset class allocation ranges are 25-50% in fixed income securities and 50-75% in equity securities.

Each underlying fund invests directly in equity, fixed income or other securities or investments, as appropriate, consistent with its investment objective, strategies and policies. Through its investments in underlying funds that invest in equity securities, the portfolio invests principally in large-cap stocks of U.S. and international developed-market countries, small-cap stocks of U.S. companies and stocks of emerging market countries. The portfolio also invests in underlying funds that invest in fixed-income investments, principally treasury bonds and securitized bonds, which are primarily of investment grade. The portfolio’s investments in underlying funds that seek exposure to real assets include underlying funds that invest in commodities, real estate investment trusts (REITs) and other companies related to the real estate industry. Finally, the portfolio may invest in money market investments, primarily through underlying funds that are money market funds.

To structure the asset classes and sub-classes, the investment adviser uses asset allocation research provided by Charles Schwab Investment Advisory, Inc. (CSIA), an affiliate of the investment adviser. Although the portfolio’s target asset allocation will take into consideration CSIA’s research, the investment adviser has the sole discretion to select the underlying fund investments and adjust the portfolio’s underlying fund allocations within a particular asset class based on the following considerations: market trends, its outlook for a given market capitalization and sub-asset class, and the underlying funds’ performance in various market conditions.

The portfolio intends to invest in a combination of underlying funds; however, the portfolio may invest directly in securities represented in the major asset classes noted above. The portfolio may invest in derivatives, principally futures contracts, primarily to seek returns on the portfolio’s otherwise uninvested cash assets. By using these instruments, the portfolio potentially can offset the impact on its performance of keeping some assets in cash.

Principal risks

The portfolio is subject to risks, any of which could cause an investor to lose money. The portfolio’s principal risks include:

Asset Allocation Risk.  The portfolio is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the portfolio’s assets among the various asset classes and market segments will cause the portfolio to underperform other funds with a similar investment objective.

Affiliated Fund Risk.  The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated ETFs and mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the portfolio and is legally obligated to act in its best interests when selecting underlying funds, without taking fees into consideration.

Market Risk.  Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

ETF Risk.   Lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Underlying Fund Investment Risk.  The value of your investment in the portfolio is based primarily on the prices of the underlying funds that the portfolio purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the portfolio, investors should assess the risks associated with the underlying funds in which the portfolio may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the portfolio is subject because of the portfolio’s investment allocation in the underlying funds and the underlying funds’ asset allocation.

—

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.

—

Large-Cap Risk.  Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small-cap stocks, for instance — an underlying fund’s large-cap holdings could reduce performance.

—

Small-Cap Risk.  Historically, small-cap stocks have been riskier than large- and mid-cap stocks and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic

Schwab VIT Balanced with Growth Portfolio	7

events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — an underlying fund’s small-cap holdings could reduce performance.

—

Foreign Investment Risk.  An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

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Emerging Markets Risk.  An underlying fund’s investments in securities of emerging markets may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund’s investments in emerging market countries

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Currency Risk.  As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the portfolio is subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar.

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Growth Investing Risk.  Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

—

Value Investing Risk.  Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

—

Debt Securities Risk.  Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

—

Interest Rate Risk.  An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

—

Credit Risk.  Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund’s share price to fall. The underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.

—	Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or

8	Schwab VIT Balanced with Growth Portfolio

later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.

—

U.S. Government Securities Risk.  Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.

—

Real Estate Investment Risk.  An underlying fund in which the portfolio many invest may have a policy of concentrating their investments in real estate companies and companies related to the real estate industry. Such an underlying fund is subject to risks associated with the direct ownership of real estate securities and a portfolio’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

—

Real Estate Investment Trust (REIT) Risk.  An underlying fund in which the portfolio many invest may invest in REITs. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a

REIT under federal tax law may have adverse consequences to the underlying fund. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.

—

Commodity Risk:  To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

—	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

—

Derivatives Risk.  An underlying fund’s use of derivative instruments involves risks different from or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

—

Management Risk.  An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

—

Investment Style Risk.  Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

—	Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark indices, although it may not be successful in doing so. The

Schwab VIT Balanced with Growth Portfolio	9

divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

—

Concentration Risk.  To the extent that an underlying fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Direct Investment Risk.  The portfolio may invest directly in individual securities to maintain its allocations. The portfolio’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

Your investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

For more information on the risks of investing in the portfolio please see the “Portfolio details” section in the prospectus.

Performance

Because the portfolio is new, no performance figures are given. This information will appear in a future version of the portfolio’s prospectus. Once available, the portfolio’s performance will be posted on the portfolio’s website at www.schwabfunds.com/prospectus.

Investment adviser

Charles Schwab Investment Management, Inc.

Portfolio manager

[Omar Aguilar, Ph.D.,] senior vice president and chief investment officer of Equities with the investment adviser, is responsible for the day-to-day management of the portfolio and has been the portfolio manager of the portfolio since its inception.

Purchase and sale of portfolio shares

Shares of the portfolio are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life insurance and variable annuity contract (variable contract(s)) investors should review the variable contract prospectus prepared by their insurance company for information on how to allocate premiums to the portfolio and to transfer to, and redeem amounts from, the portfolio.

Tax information

The portfolio will distribute substantially all of its net investment income and capital gains, if any, to the participating insurance companies’ separate accounts each year in June. Distributions are normally reinvested pursuant to elections by the separate accounts. Since the portfolio’s shareholders are insurance company separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the insurance company. Accordingly, no discussion is included about the personal income tax consequences to variable contract holders. For this information, such persons should consult the appropriate variable contract prospectus.

Payments to financial intermediaries

The portfolio is currently available solely as an underlying investment for variable contracts issued by life insurance companies. The portfolio and its related companies may make payments to insurance companies (or their affiliates), and to broker-dealers and other financial intermediaries, for distribution and/or other services. These payments may be a factor that the insurance company considers in including the portfolio as an underlying investment option for its variable contracts. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable contract and the portfolio over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

10	Schwab VIT Balanced with Growth Portfolio

Schwab VIT Growth Portfolio

Ticker Symbol:    [        ]

Portfolio summary

The portfolio seeks long-term capital appreciation.

Portfolio fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the portfolio. The figures in the Fee Table and Example do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company.

Shareholder fees (fees paid directly from your investment)
[None]

Annual portfolio operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	[ ]
Distribution (12b-1) fees	[None]
Other expenses[1]	[ ]
Acquired fund fees and expenses (AFFE)	[ ]

Total annual portfolio operating expenses	[ ]
Less expense reduction	[ ]

Total annual portfolio operating expenses (including AFFE) after expense reduction[2]	[ ]

[1]	“Other expenses” are based on estimated amounts for the current fiscal year.
[2]

The investment adviser and its affiliates have agreed to limit the total annual portfolio operating expenses (excluding interest, taxes and certain non-routine expenses) of the portfolio to [ ] [[through [date.] This agreement is limited to the portfolio’s direct operating expenses and does not apply to AFFE. This agreement may only be amended or terminated with the approval of the portfolio’s board of trustees. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the portfolio to the investment adviser during the next two fiscal years to the extent that the repayment will not cause the portfolio’s total annual portfolio operating expenses to exceed the limit (as stated in the agreement) during the respective year. The investment adviser may, but is not required to extend the agreement for additional years.

Example

This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 year	3 years
$[ ]	$[ ]

Portfolio turnover

The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual portfolio operating expenses or in the example, affect the portfolio’s performance. The portfolio is new and therefore does not have a historical portfolio turnover rate.

Principal investment strategies

To pursue its goal, the portfolio aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes. The portfolio gains exposure to these asset classes by primarily investing in affiliated exchange traded funds (ETFs), the Schwab ETFs, and unaffiliated third party ETFs. The portfolio may also invest in affiliated Schwab and Laudus Funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The portfolio will generally invest in a Schwab ETF that, in the investment adviser’s opinion, corresponds to a sub-asset class and is competitive with unaffiliated third party ETFs.

The term “growth” in the portfolio’s name refers to the portfolio’s strategy of primarily investing, through its investments in underlying funds, in equity securities (domestic and international) that seek capital growth. As of the date of this prospectus, the portfolio’s target asset class allocation ranges are 67-97% in equity securities and 3-33% in fixed income securities.

Schwab VIT Growth Portfolio	11

Each underlying fund invests directly in equity, fixed income or other securities or investments, as appropriate, consistent with its investment objective, strategies and policies. Through its investments in underlying funds that invest in equity securities, the portfolio invests principally in large-cap and small-cap stocks of U.S. and international developed-market countries and stocks of emerging market countries. The portfolio also invests in underlying funds that invest in fixed-income investments, principally treasury bonds and securitized bonds, which are primarily of investment grade. The portfolio’s investments in underlying funds that seek exposure to real assets include underlying funds that invest in commodities and companies related to the real estate industry. Finally, the portfolio may invest in money market investments, primarily through underlying funds that are money market funds.

To structure the asset classes and sub-classes, the investment adviser uses asset allocation research provided by Charles Schwab Investment Advisory, Inc. (CSIA), an affiliate of the investment adviser. Although the portfolio’s target asset allocation will take into consideration CSIA’s research, the investment adviser has the sole discretion to select the underlying fund investments and adjust the portfolio’s underlying fund allocations within a particular asset class based on the following considerations: market trends, its outlook for a given market capitalization and sub-asset class, and the underlying funds’ performance in various market conditions.

The portfolio intends to invest in a combination of underlying funds; however, the portfolio may invest directly in securities represented in the major asset classes noted above. The portfolio may invest in derivatives, principally futures contracts, primarily to seek returns on the portfolio’s otherwise uninvested cash assets. By using these instruments, the portfolio potentially can offset the impact on its performance of keeping some assets in cash.

Principal risks

The portfolio is subject to risks, any of which could cause an investor to lose money. The portfolio’s principal risks include:

Asset Allocation Risk.  The portfolio is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the portfolio’s assets among the various asset classes and market segments will cause the portfolio to underperform other funds with a similar investment objective.

Affiliated Fund Risk.  The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated ETFs and mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the portfolio and is legally obligated to act in its best interests when selecting underlying funds, without taking fees into consideration.

Market Risk.  Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

ETF Risk. Lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Underlying Fund Investment Risk.  The value of your investment in the portfolio is based primarily on the prices of the underlying funds that the portfolio purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the portfolio, investors should assess the risks associated with the underlying funds in which the portfolio may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the portfolio is subject because of the portfolio’s investment allocation in the underlying funds and the underlying funds’ asset allocation.

—

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.

—

Large-Cap Risk.  Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small-cap stocks, for instance — an underlying fund’s large-cap holdings could reduce performance.

—

Small-Cap Risk.  Historically, small-cap stocks have been riskier than large- and mid-cap stocks and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — an underlying fund’s small-cap holdings could reduce performance.

—

Foreign Investment Risk.  An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency

12	Schwab VIT Growth Portfolio

exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

—

Emerging Markets Risk.  An underlying fund’s investments in securities of emerging markets may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund’s investments in emerging market countries

—

Currency Risk.  As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the portfolio is subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar.

—

Growth Investing Risk.  Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

—

Value Investing Risk.  Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

—

Debt Securities Risk.  Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

—

Interest Rate Risk.  An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

—

Credit Risk.  Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund’s share price to fall. The underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.

—

Prepayment and Extension Risk.  An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.

—

U.S. Government Securities Risk.  Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie

Schwab VIT Growth Portfolio	13

Mac, and the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.

—

Real Estate Investment Risk.  An underlying fund in which the portfolio many invest may have a policy of concentrating their investments in real estate companies and companies related to the real estate industry. Such an underlying fund is subject to risks associated with the direct ownership of real estate securities and a portfolio’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

—

Real Estate Investment Trust (REIT) Risk.  An underlying fund in which the portfolio many invest may invest in REITs. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the underlying fund. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.

—

Commodity Risk:  To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

—	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

—

Derivatives Risk.  An underlying fund’s use of derivative instruments involves risks different from or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

—

Management Risk.  An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

—

Investment Style Risk.  Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

—

Tracking Error Risk.  An underlying fund may seek to track the performance of its benchmark indices, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

—

Concentration Risk.  To the extent that an underlying fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the

14	Schwab VIT Growth Portfolio

underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Direct Investment Risk.  The portfolio may invest directly in individual securities to maintain its allocations. The portfolio’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

Your investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

For more information on the risks of investing in the portfolio please see the “Portfolio details” section in the prospectus.

Performance

Because the portfolio is new, no performance figures are given. This information will appear in a future version of the portfolio’s prospectus. Once available, the portfolio’s performance will be posted on the portfolio’s website at [www.schwabfunds.com/prospectus].

Investment adviser

Charles Schwab Investment Management, Inc.

Portfolio manager

[Omar Aguilar, Ph.D.,] senior vice president and chief investment officer of Equities with the investment adviser, is responsible for the day-to-day management of the portfolio and has been the portfolio manager of the portfolio since its inception.

Purchase and sale of portfolio shares

Shares of the portfolio are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life insurance and variable annuity contract (variable contract(s)) investors should review the variable contract prospectus prepared by their insurance company for information on how to allocate premiums to the portfolio and to transfer to, and redeem amounts from, the portfolio.

Tax information

The portfolio will distribute substantially all of its net investment income and capital gains, if any, to the participating insurance companies’ separate accounts each year in June. Distributions are normally reinvested pursuant to elections by the separate accounts. Since the portfolio’s shareholders are insurance company separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the insurance company. Accordingly, no discussion is included about the personal income tax consequences to variable contract holders. For this information, such persons should consult the appropriate variable contract prospectus.

Payments to financial intermediaries

The portfolio is currently available solely as an underlying investment for variable contracts issued by life insurance companies. The portfolio and its related companies may make payments to insurance companies (or their affiliates), and to broker-dealers and other financial intermediaries, for distribution and/or other services. These payments may be a factor that the insurance company considers in including the portfolio as an underlying investment option for its variable contracts. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable contract and the portfolio over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

Schwab VIT Growth Portfolio	15

About the portfolios

This section provides additional details about the portfolios investment objectives, strategies and risks described at the front of the prospectus. The portfolios seek to achieve their investment objectives by primarily investing in affiliated exchange traded funds (ETFs), (the “Schwab ETFs”), and unaffiliated third party ETFs. The portfolio may also invest in affiliated Schwab and Laudus Funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). Because the portfolios primarily invest in other funds rather than in individual stocks and bonds, each portfolio is considered a “fund of funds.” A fund of funds bears its own direct expenses in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests.

16	About the portfolios

Fund details

Investment objectives, strategies and risks

Investment objectives

The investment objective of Schwab VIT Balanced Portfolio and Schwab VIT Balanced with Growth Portfolio is to seek long-term capital appreciation and income. Schwab VIT Growth Portfolio seeks long-term capital appreciation. Each portfolio’s investment objective is not fundamental and therefore may be changed by the portfolio’s board of trustees without shareholder approval. There is no guarantee the portfolios will achieve their objectives.

Investment strategies

To pursue its goal, each portfolio aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes. Each portfolio gains exposure to these asset classes by primarily investing in underlying funds. Except as otherwise noted, each portfolio’s investment strategies may be changed without shareholder approval.

Each underlying fund invests directly in equity, fixed income or other securities or investments, as appropriate, consistent with its investment objective, strategies and policies. Through its investments in underlying funds that invest in equity securities, the portfolio invests in large-cap stocks of U.S. and international developed-market countries and small-cap stocks of U.S. companies. Schwab VIT Growth Portfolio also invests in small-cap stocks of international developed-market countries, and the Schwab VIT Balanced with Growth Portfolio and Schwab VIT Growth Portfolio also invests principally in stocks of emerging market countries. Through its investments in underlying funds that invest in fixed-income investments, each portfolio invests in treasury bonds, and securitized bonds, which are primarily of investment grade, and Schwab VIT Balanced Portfolio also invests in corporate bonds, which are primarily of investment grade. The portfolios’ investments in underlying funds that seek exposure to real assets include underlying funds that invest in commodities, real estate investment trusts (REITs) and other companies related to the real estate industry. Finally, the portfolio may invest in money market investments, primarily through underlying funds that are money market funds.

Schwab VIT Balanced Portfolio and Schwab VIT Balanced with Growth Portfolio normally will invest, including its investments in the underlying funds, at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities, which may include bonds, cash equivalents money market funds and money market investments. Schwab VIT Growth Portfolio normally will invest a higher percentage of its asset in equity securities. Under normal market conditions, the investment adviser allocates each portfolio’s investments in underlying funds that it believes will provide the most favorable outlook for achieving each portfolio’s investment goal. The following table provides each portfolio’s allocation ranges among asset classes under normal market conditions. Investment allocations may vary from time to time.

	Equity	Fixed Income
Schwab VIT Balanced Portfolio	32%-62%	38%-68%
Schwab VIT Balanced with Growth Portfolio	50%-75%	25%-50%
Schwab VIT Growth Portfolio	3%-33%	67%-97%

To structure the asset classes and sub-classes, the investment adviser uses asset allocation research provided by Charles Schwab Investment Advisory, Inc. (CSIA), an affiliate of the investment adviser. Although the portfolio’s target asset allocation will take into consideration CSIA’s research, the investment adviser has the sole discretion to select the underlying fund investments and adjust the portfolio’s underlying fund allocations within a particular asset class based on the following considerations: market trends, its outlook for a given market capitalization and sub-asset class, and the underlying funds’ performance in various market conditions. The investment adviser may add or remove asset classes and sub-asset classes at any time without prior notice.

Each portfolio intends to invest in a combination of underlying funds; however, the portfolio may invest directly in securities represented in the major asset classes noted above. Each portfolio may invest in derivatives, principally futures contracts, primarily to seek returns on the portfolio’s otherwise uninvested cash assets. By using these instruments, a portfolio potentially can offset the impact on its performance of keeping some assets in cash.

The underlying funds may invest in derivatives, principally futures contracts, and lend their securities, which, in the case of underlying index funds, help to minimize the gap in performance that naturally exists between any index fund and its corresponding index.

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For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, a portfolio may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When a portfolio engages in such activities, it may not achieve its investment objective.

Principal investment risks

Each portfolio is subject to risks, any of which could cause an investor to lose money. Unless otherwise noted, each portfolio’s principal risks includes:

Asset Allocation Risk.  Each portfolio is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the portfolio’s assets among the various asset classes and market segments will cause the portfolio to underperform other funds with a similar investment objective.

Affiliated Fund Risk.  The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated ETFs and mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the portfolio and is legally obligated to act in its best interests when selecting underlying funds, without taking fees into consideration.

Market Risk.  Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

Conflicts of Interest Risk:  The investment adviser may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, the investment adviser may be influenced by its view of the underlying funds’ best interests to the detriment of the portfolio. For example, the investment adviser might view that an underlying portfolio may benefit from additional assets or could be harmed by redemptions, influencing the investment adviser’s decision to cause the portfolio to buy or redeem shares in particular underlying funds. In addition, the investment adviser may be influenced by an insurance company that uses the portfolio as investment vehicle for their variable life and annuity products in terms of how the portfolio is managed and its risk profile.

ETF Risk.  Lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Underlying Fund Investment Risk.  The value of your investment in a portfolio is based primarily on the prices of the underlying funds that a portfolio purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in a portfolio, investors should assess the risks associated with the underlying funds in which the portfolio may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which, unless otherwise noted, each portfolio is subject because of each portfolio’s investment allocation in the underlying funds and the underlying funds’ asset allocation.

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Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.

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Large-Cap Risk.  Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small-cap stocks, for instance — an underlying fund’s large-cap holdings could reduce performance.

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Small-Cap Risk.  Historically, small-cap stocks have been riskier than large- and mid-cap stocks and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — an underlying fund’s small-cap holdings could reduce performance.

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Foreign Investment Risk.  An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

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Emerging Markets Risk.  An underlying fund’s investments in securities of emerging markets may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging markets countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable

18	Fund details

securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. (This risk is a principal risk for Schwab VIT Balanced with Growth Portfolio and Schwab VIT Growth Portfolio.)

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Currency Risk.  As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the portfolio is subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the portfolio would be adversely affected.

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Growth Investing Risk.  Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

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Value Investing Risk.  Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

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Debt Securities Risk.  Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy. Mortgage- or asset-backed securities are subject to the risk that these bonds may be paid off earlier or later than expected. Either situation could cause the a fund to hold securities paying lower than market rates of interest, which could hurt the fund’s yield or share price. Also, bonds of foreign issuers may be more volatile than those of comparable bonds from U.S. issuers, for reasons ranging from limited issuer information to the risk of political upheaval. A fund’s use of mortgage dollar rolls could cause the fund to lose money if the price of the mortgage-backed securities sold fall below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

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Interest Rate Risk.  An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. This risk is greater when the underlying fund holds bonds with longer maturities. To the extent that the investment adviser (or sub-adviser) of an underlying fund anticipates interest rate trends imprecisely, the underlying fund could miss yield opportunities or its share price could fall. Inflation-protected securities may react differently to interest rate changes than other types of debt securities and, as discussed below, tend to react to changes in “real” interest rates.

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Credit Risk.  Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund’s share price to fall. The underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Below investment-grade bonds (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade bonds. Below investment-grade bonds also involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade bonds may be more susceptible than other issuers to economic downturns. Such bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the bonds.

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Prepayment and Extension Risk.  An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an underlying fund that holds these securities may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of an underlying fund because the fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

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High Yield Risk.  An underlying fund’s investments in high yield and unrated securities of similar credit quality (sometimes called junk bonds) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. (The risk is more prevalent in the underlying funds in Schwab VIT Balanced with Growth Portfolio® and Schwab VIT Growth Portfolio®.)

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U.S. Government Securities Risk.  Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves. On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

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Real Estate Investment Risk.  An underlying fund in which a portfolio may invest may have a policy of concentrating their investments in real estate companies and companies related to the real estate industry. Such an underlying fund is subject to risks associated with the direct ownership of real estate securities and a portfolio’s investment in such an underlying fund will be closely linked to the performance of the real estate markets. An investment by a portfolio in an underlying fund that invests, but does not concentrate, in real estate companies and companies related to the real estate industry will subject the fund to the risks associated with the direct ownership of real estate securities to a lesser extent. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates.

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REITs Risk.  An underlying fund in which a portfolio may invest may invest in REITs. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code, or to maintain their exemptions from registration under the Investment Company Act of 1940. The failure of a company to qualify as a REIT under federal tax law may have adverse consequences to an underlying fund that invests in that REIT. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, REITs have their own expenses, and an underlying fund that invests in REITs will bear a proportionate share of those expenses.

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Commodity Risk.  To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked

20	Fund details

derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

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Commodity Tax Risk.  A fund must derive at least 90% of its gross income from qualifying sources in order to qualify for favorable tax treatment as a RIC. This requirement will limit the ability of a portfolio to invest in commodities, derivatives on commodities, or other items that could result in non-qualifying income. Although the IRS has issued numerous favorable private letter rulings concluding that income from commodity-linked notes or through investments in an offshore subsidiary is qualifying income for purposes of the 90% qualifying gross income test applicable to RICs, such rulings can be relied on only by the taxpayers to whom they are issued. Moreover, the IRS currently is reconsidering whether and how a RIC should be permitted to gain indirect commodity exposure. Future IRS guidance, or possibly legislation, could further limit the ability of a RIC to gain commodity exposure.

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Subsidiary Risk.  To the extent that an underlying fund invests in an offshore subsidiary to increase its exposure to commodities, the subsidiary may be organized under the laws of another jurisdiction and may not be registered under the 1940 Act. Therefore the subsidiary may not be subject to the certain investor protections. Additionally, changes in U.S. law, including future guidance by the IRS, or the law of the jurisdiction to which the subsidiary is subject could result in the inability of the underlying fund and/or its subsidiary to operate as described in its prospectus.

—	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

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Derivatives Risk.  An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.

An underlying fund’s use of derivative instruments involves risks different from or possibly greater than the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as credit risk, leverage risk, liquidity risk, market risk and management risk, are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes.

Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gain. These risks could cause the fund to lose more than the principal amount invested.

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Leverage Risk.  Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose the underlying fund to greater risk. In a reverse repurchase agreement, the underlying fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. Leverage tends to magnify the effect of any decrease or increase in the value of the underlying fund’s portfolio securities. The use of leverage may cause the underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

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Management Risk.  An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. In addition, with respect to certain of the underlying funds, the investment adviser makes investment decisions for the fund using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future. In addition, if market dynamics change, the effectiveness of this strategy may be limited. Either of these risks may cause these underlying funds to underperform other funds with a similar investment objective.

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Investment Style Risk.  Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the

Fund details	21

effects of a declining market. In addition, because of the underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

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Tracking Error Risk.  An underlying index fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, an underlying fund may not invest in certain securities in its benchmark index, or match the securities’ weighting to the benchmark, due to regulatory, operational, custodial or liquidity constraints, which may result in tracking error. An underlying fund may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. In addition, cash flows into and out of an underlying fund, operating expenses and trading costs all affect the ability of the fund to match the performance of its benchmark index, because the benchmark index does not have to manage cash flows and does not incur any costs.

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Concentration Risk.  To the extent that an underlying fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

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Securities Lending Risk.  An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When an underlying fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. An underlying fund will also bear the risk of any decline in value of securities acquired with cash collateral. An underlying fund may pay lending fees to a party arranging the loan.

Direct Investment Risk.  Each portfolio may invest directly in individual securities to maintain its allocations. The portfolio’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

Portfolio holdings

A description of the portfolio’s policies and procedures with respect to the disclosure of the portfolio’s securities is available in the portfolio’s Statement of Additional Information.

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Financial highlights

The portfolios are newly organized and therefore have not yet had any operations as of the date of this prospectus.

Financial highlights	23

The portfolios’ investments in asset classes and sub-asset classes

Through each portfolio’s investments in its underlying funds, as well as its direct investments, each portfolio aims to provide diversification across major asset classes as well as diversification across a range of sub-asset classes within the major asset classes.

The following chart provides a list of the asset classes and sub-asset classes and the range in each in which each portfolios expect to be invested.

Major Asset Class	Sub-Asset Class	Schwab VIT Balanced Portfolio Allocation Range (%)	Schwab VIT Balanced with Growth Portfolio Allocation Range (%)	Schwab VIT Growth Portfolio Allocation Range (%)
U.S. Stocks	Large Cap
Small-Cap
Micro-Cap
International Stocks	Developed-Market Large-Cap
Developed-Market Small-Cap
Emerging-Market
Real Assets	Real Estate
Commodities
Fixed Income	Inflation-Protected Bonds
Treasury Bonds
Agency Bonds
Corporate Bonds
Mortgage-Backed Bonds
International Developed-Market Bonds
High Yield Bonds
Money Market Funds and Cash Equivalents

24	The portfolios’ investments in asset classes and sub-asset classes

Portfolio management

The investment adviser for the portfolio is Charles Schwab Investment Management, Inc. (CSIM), 211 Main Street, San Francisco, CA 94105. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds®, Schwab ETFsTM and Laudus Funds®. As of September 1, 2011, CSIM managed 84 mutual funds and approximately $209 billion in assets.

As the investment adviser, the firm oversees the asset management and administration of the portfolio. As compensation for these services, the firm receives a management fee from the portfolio. The Schwab VIT Balanced Portfolio, the Schwab VIT Balanced with Growth Portfolio and the Schwab VIT Growth Portfolio will pay CSIM an advisory fee of [ ] %, [ ] % and [ ] % respectively. This figure is expressed as a percentage of the portfolio’s average daily net assets

A discussion regarding the basis for the Board’s approval of the portfolios’ investment advisory and subadvisory agreements will be available in the portfolios’ first semi-annual [and/or annual] report.

CSIM has entered into an expense limitation agreement to waive its management fees and bear certain expenses through [ ], to limit the total annual operating expenses of each portfolio. Under these agreements, any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the portfolio to CSIM during the next two fiscal years to the extent that repayment will not cause the portfolio’s expenses to exceed the limit (as stated in the expense limitation agreement) during the respective year. This recapture could negatively affect a portfolio’s future performance.

[Omar Aguilar, Ph.D.,] senior vice president and chief investment officer of equities with the investment adviser since May 2011, is responsible for the day-to-day management of the portfolio and has been the portfolio manager of the portfolio since its inception. Prior to joining the firm, and from May 2009 through April 2011, he worked as the head of the portfolio management group and vice president of portfolio management at a large retirement asset planning and management firm. From 2004 to 2009, he was senior vice president and head of quantitative equity at a large banking and asset management firm. He has over 16 years of quantitative investment experience.

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the portfolio is available in the Statement of Additional Information.

Portfolio management	25

Investing in the portfolios

Investing through a financial intermediary

Shares of the portfolios are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life and variable annuity contract (variable contract(s)) investors also should review the variable contract prospectus prepared by their insurance company.

Although shares of the portfolios are not available for purchase directly by the general public, you may nevertheless allocate account value under your variable contract to and from the portfolio in accordance with the terms of your variable contract. Please refer to the appropriate variable contract prospectus for further information on how to make an allocation and how to purchase or surrender your variable contract.

Shares of the portfolios are expected to be offered to participating insurance companies and their separate accounts to fund benefits under variable contracts as well as to tax qualified plans. The relationships of tax qualified plans and plan participants to the portfolio would be subject, in part, to the provisions of the individual tax qualified plans and applicable law. Accordingly, such relationships could be different from those described in this prospectus for separate accounts and variable contract owners in such areas, for example, as tax matters and voting privileges.

The portfolios do not foresee any disadvantage to variable contract owners or plan participants arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of variable contracts (and the interests of any plan participants) to conflict. For example, violation of the federal tax laws by one separate account investing in the portfolios could cause the variable contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. The portfolios, the participating insurance companies, and any tax qualified plans investing in the portfolios would be subject to conditions imposed by the SEC that are designed to prevent or remedy any such conflicts. These conditions would require the portfolios’ Board of Trustees to monitor events in order to identify the existence of any material, irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken in response to any such conflict. If a material, irreconcilable conflict arises involving separate accounts or tax qualified plans, a separate account or tax qualified plan may be required to withdraw its participation in the portfolios.

The investment adviser or its affiliates may make cash payments out of their own resources, or provide products and services at a discount, to certain brokerage firms, banks, retirement plan service providers, insurance companies and other financial intermediaries that perform shareholder, recordkeeping, subaccounting and other administrative services in connection with investments in portfolio shares. These payments or discounts are separate from, and may be in addition to, any shareholder service fees or other administrative fees the portfolio may pay to those intermediaries. The investment adviser or its affiliates may also make cash payments out of their own resources, or provide products and services at a discount, to certain financial intermediaries that perform distribution, marketing, promotional or other distribution-related services. The payments or discounts described by this paragraph may be substantial; however, distribution-related services provided by such intermediaries are paid by the investment adviser or its affiliates, not by the portfolio or its shareholders.

Share price

The portfolios are open for business each day that the New York Stock Exchange (NYSE) is open.

The portfolios calculate their share price each business day as of the close of the NYSE (generally 4 p.m. Eastern time). The portfolios’ share price is its net asset value per share, or NAV, which, for each portfolio, is the portfolio’s net assets divided by the number of its shares outstanding. Purchase and redemption orders from separate accounts investing in the portfolios that are received and accepted by a participating insurance company, as the portfolios’ designee, will be executed at each applicable portfolio’s next calculated NAV. The portfolios may take up to seven days to pay sales proceeds to a participating insurance company.

All orders to purchase shares of the portfolios are subject to acceptance by the portfolio and are not binding until confirmed or accepted in writing.

In valuing underlying fund investments, excluding ETFs, the portfolios use the NAVs reported by their underlying funds. In valuing other portfolio securities, including underlying ETFs, the portfolios use market quotes or official closing prices if they are readily available. In cases where quotes are not readily available or the adviser deems them unreliable, the portfolios may

26	Investing in the portfolios

value securities based on fair values developed using methods approved by the portfolios’ Board of Trustees. For information regarding the pricing policies of the underlying ETFs and other open-end investment companies, including the circumstances under which the underlying ETFs and other open-end investment companies will use fair value pricing and the effects of fair value pricing, please refer to the prospectuses of the underlying ETFs and other open-end investment companies.

Investors should be aware that because foreign markets are often open on weekends and other days when the portfolios are closed, the value of some of the portfolios’ securities may change on days when it is not possible to buy or sell shares of the portfolio.

Additional policies affecting your investment

The portfolio reserves certain rights, including the following:

•	To suspend the right to sell shares back to the portfolio, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

•	To withdraw or suspend any part of the offering made by this prospectus.

Policy regarding short-term or excessive trading and trade activity monitoring. The portfolios are intended for long-term investment and not for short-term or excessive trading (collectively “market timing”). Market timing may adversely impact the portfolios’ performance by disrupting the efficient management of the portfolio and increasing portfolio transaction costs, causing the portfolio to maintain higher cash balances, and diluting the value of the portfolio’s shares.

In order to discourage market timing, each portfolio’s Board of Trustees has adopted policies and procedures that are reasonably designed to reduce the risk of market timing by portfolio shareholders. Each portfolio seeks to deter market timing through several methods. These methods may include: fair value pricing and trade activity monitoring. Fair value pricing is discussed more thoroughly in the subsequent pages of this prospectus and is considered to be a key element of the portfolios’ policy regarding short term or excessive trading. Trade activity monitoring is risk based and seeks to identify patterns of activity in amounts that might be detrimental to a portfolio.

Although these methods are designed to discourage market timing, there can be no guarantee that the portfolios will be able to identify and restrict investors that engage in such activities. In addition, some of these methods are inherently subjective and involve judgment in their application. Each portfolio and its service providers seek to make these judgments and applications uniformly and in a manner that they believe is consistent with interests of the portfolio’s long-term shareholders. The portfolios may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Each portfolio or its service providers maintain risk-based surveillance procedures designed to detect market timing in portfolio shares in amounts that might be detrimental to the portfolios. Under these procedures, the portfolios have requested that service providers to the portfolios monitor transactional activity in amounts and frequency determined by each portfolio to be significant to the portfolio and in a pattern of activity that potentially could be detrimental to the portfolio. If a portfolio, in its sole discretion based on these or other factors, determines that a shareholder has engaged in market timing, it may refuse to process future purchases or exchanges into the portfolio by that shareholder. These procedures may be modified from time to time as appropriate to improve the detection of market timing and to comply with applicable laws. However, because the portfolios are sold only through variable annuity contracts offered through separate accounts, the detection and deterrence of market timing activities in some instances may be more efficient at the separate account level than at the portfolio level.

The portfolios may also defer to an insurance company’s (or its agent’s) frequent trading policies with respect to those portfolio investors who invest in the portfolio through such insurance company. The portfolios will defer to an insurance company’s policies only after the portfolio determines that the insurance company’s frequent trading policies are reasonably designed to reduce the risk of market timing. Transactions by portfolio investors investing through such insurance company will be subject to the restrictions of the insurance company’s frequent trading policies, which may differ from those of the portfolios. Portfolio investors should consult with their insurance company to determine the frequent trading restrictions that apply to their portfolio transactions.

The portfolios typically receive purchase, redemption and exchange orders from variable contracts through omnibus accounts. Omnibus accounts are accounts that aggregate customer transaction orders. Under these circumstances, it may be difficult or impossible for the portfolio to identify individual underlying account holder activity. It may not be clear when a person purchases a contract or policy that he or she is a market timer or might engage in excessive trading activity. In addition, certain contracts and policies by their terms may permit a minimum number of transfers per year. Moreover, inappropriate transfers

Investing in the portfolios	27

may involve both a portfolio and a fund managed by a totally separate trust, with the result that the portfolio may not be best positioned to identify inappropriate transfers. Each portfolio anticipates that it will work actively with the issuers of contracts and policies to monitor and regulate trading activity. In the event that a portfolio detects what it believes may constitute inappropriate trading, the portfolio typically would notify the insurance company issuing the variable contract that is engaging in this trading. At that point, the portfolio may require the insurance company to provide certain portfolio investor transaction information and require the insurance company to restrict the portfolio investor from future purchases or exchanges in the portfolio.

The portfolios reserve the right to restrict, reject or cancel within a reasonable time, without prior notice, any purchase order for any reason.

Fair value pricing. The Board of Trustees has adopted procedures to fair value the portfolios’ securities when market prices are not “readily available” or are unreliable. For example, a portfolio may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market.

By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the portfolios seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a portfolio’s portfolio holdings and the net asset value of the portfolio’s shares, and help ensure that the prices at which the portfolio’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.

Each portfolio makes fair value determinations in good faith in accordance with the portfolio’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a portfolio could obtain the fair value assigned to the security upon the sale of such security. The respective prospectuses for the underlying funds in which the portfolio invests explain the circumstances in which those funds will use fair value pricing and the effects of fair value pricing.

Distributions and taxes

Each portfolio will distribute substantially all of its net investment income and capital gains, if any, to the participating insurance companies’ separate accounts each year in June. Distributions are normally reinvested pursuant to elections by the separate accounts.

The portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). The Code relieves a regulated investment company from certain Federal income tax and excise tax, if the company distributes substantially all of its net investment income and net realized capital gains.

In order to qualify as a regulated investment company, the portfolio must meet certain income limitation and asset diversification requirements under Section 851 of the Code. The portfolio must also meet asset diversification requirements under Section 817(h) of the Code and the related regulations issued by the Internal Revenue Service in order to be offered to life insurance company separate accounts supporting variable contracts. The portfolio intends to comply with these diversification requirements.

For more information regarding the federal income tax consequences of investing in the portfolio, see “Federal Income Taxes” in the SAI. For information concerning the tax consequences of variable contract ownership, variable contract owners should consult the appropriate variable contract prospectus.

28	Investing in the portfolios

To learn more

This prospectus contains important information on the portfolio and should be read and kept for reference. You also can obtain more information from the following sources:

Annual and semi-annual reports, which are mailed to current portfolio investors, contain more information about the portfolios’ holdings and detailed financial information about the portfolios. Annual reports also contain information from the portfolio managers about strategies, recent market conditions and trends and their impact on portfolio performance.

The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

For a free copy of the SAI and the annual and semi-annual reports, when available, or to request other information or ask questions about the portfolio, call Schwab Insurance Services at 1-888-311-4887 or contact Schwab Funds ® at 1-800-435-4000. In addition, you may visit Schwab Funds’ website at www.schwabfunds.com/prospectus for a free copy of a prospectus, SAI or an annual or semi-annual report.

The SAI, the portfolios’ annual and semi-annual reports, when available, and other related materials are available from the EDGAR Database on the SEC’s web site (http://www.sec.gov). You can obtain copies of this information, when available, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about each portfolio, including the portfolio’s SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

SEC File Number

Schwab Annuity Portfolios	811-8314

Schwab VIT Balanced Portfolio

Schwab VIT Balanced with Growth Portfolio

Schwab VIT Growth Portfolio

Schwab Variable Insurance Trust Portfolios

Prospectus

April [    ], 2012

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement is filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

SCHWAB ANNUITY PORTFOLIOS

Schwab VIT Balanced Portfolio	[Ticker Symbol]
Schwab VIT Balanced with Growth Portfolio	[Ticker Symbol]
Schwab VIT Growth Portfolio	[Ticker Symbol]

[Date]

The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with each portfolio’s prospectus dated [                ], 2012 (as amended from time to time). To obtain a free copy of a prospectus, please contact the Schwab Insurance Services at Charles Schwab & Co., Inc. at 1-888-311-4887 or contact Schwab Funds at 1-800-435-4000.

Each portfolio is a series of Schwab Annuity Portfolios (the “trust”). The portfolios are part of the Schwab complex of funds (“Schwab Funds”).

i

INVESTMENT OBJECTIVES

Schwab VIT Balanced Portfolio® seeks long-term capital appreciation and income.

Schwab VIT Balanced with Growth Portfolio® seeks long-term capital appreciation and income.

Schwab VIT Growth Portfolio® seeks long-term capital appreciation.

Each portfolio’s investment objective is not fundamental and therefore may be changed by the portfolio’s board of trustees without shareholder approval.

There is no guarantee the portfolios will achieve their objectives.

INVESTMENT STRATEGIES

To pursue their goals, the Schwab VIT Balanced Portfolio, the Schwab VIT Balanced with Growth Portfolio and the Schwab VIT Growth Portfolio (each a “Portfolio” and, collectively, the “Portfolios”) aim to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities and money market investments, as well as diversification across a range of sub-asset classes within major asset classes. The Portfolios gain exposure to these asset classes by primarily investing in affiliated exchange traded funds (ETFs), the Schwab ETFs, and unaffiliated third party ETFs. The portfolio may also invest in affiliated Schwab and Laudus Funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The portfolios will generally invest in a Schwab ETF that, in the investment adviser’s opinion, corresponds to a sub-asset class and is competitive with unaffiliated third party ETFs.

The Schwab VIT Balanced Portfolio and the Schwab VIT Balanced with Growth Portfolio normally will invest, including their investments in the underlying funds, at least 25% of their assets in equity securities and at least 25% of their assets in fixed income securities, which may include bonds, cash, cash equivalents and money market investments.

The Portfolios intend to invest in a combination of underlying funds; however, the Portfolios may invest directly in securities represented in the major asset classes noted above. Each Portfolio may invest in derivatives, principally futures contracts, primarily to seek returns on the Portfolio’s otherwise uninvested cash assets. By using these instruments, each Portfolio potentially can offset the impact on its performance of keeping some assets in cash.

INVESTMENT SECURITIES AND RISKS

The different types of investments that the Portfolios or their underlying funds may invest in, the investment techniques they may use and the risks normally associated with these investments are discussed below. The following investment strategies, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of a Portfolio’s acquisition of such security or asset unless otherwise noted. Thus, any subsequent change in values, net assets or other circumstances does not require a Portfolio to sell an investment if it could not then make the same investment. Not all investment securities or techniques discussed below are eligible investments for each Portfolio.

Asset-Backed Securities are securities that are backed by the loans or accounts receivable of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected). Therefore, repayment may depend largely on the cash flows generated by the assets backing the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity.

Sometimes the credit support for asset-backed securities is limited to the underlying assets, but, in other cases may be provided by a third party via a letter of credit or insurance guarantee. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

Bond Funds typically seek high current income by investing primarily in debt securities, including U.S. government securities, corporate bonds, stripped securities and mortgage- and asset-backed securities. Other investments may include some illiquid and restricted securities. Bond funds typically may enter into delayed-delivery or when-issued securities transactions, repurchase agreements, swap agreements and futures contracts. Bond funds are subject to interest rate and income risks as well as credit and prepayment risks. When interest rates fall, the price of debt securities generally rise, which may affect the values of bond funds and their yields. For example, when interest rates fall, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. A bond fund holding these securities would be forced to invest the principal received from the issuer in lower yielding debt securities. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This risk is known as extension risk and may affect the value of a bond fund if the value of its securities are depreciated as a result of the higher market interest rates. In addition, when interest rates rise, bond prices fall as a general rule. This means that the value of an investor’s shares in a bond fund could decline in response to a rise in interest rates.

Bond funds also are subject to the risk that the issuers of the securities in their Portfolios will not make timely interest and/or principal payments or fail to make them at all. For a more detailed discussion of the risks of bonds, please refer to “Debt Securities” later in the document.

Borrowing. A Portfolio may borrow for temporary or emergency purposes; for example, a Portfolio may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. A Portfolio’s borrowings will be subject to interest costs. Borrowing can also involve leveraging when securities are purchased with the borrowed money. Leveraging creates interest expenses that can exceed the income from the assets purchased with the borrowed money. In addition, leveraging may magnify changes in the net asset value of a Portfolio’s shares and in its portfolio yield. A Portfolio will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (SEC). If assets used to secure a borrowing decrease in value, a Portfolio may be required to pledge additional collateral to avoid liquidation of those assets. A Portfolio may establish lines-of-credit (lines) with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by a Portfolio within 60 days and is not extended or renewed. Each Portfolio may use the lines to meet large or unexpected redemptions that would otherwise force the Portfolio to liquidate securities under circumstances which are unfavorable to the Portfolio’s remaining shareholders. Each Portfolio will pay fees to a bank if it uses its lines.

Concentration means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry’s securities.

Credit and liquidity supports may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities. Liquidity supports include puts and demand features. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a Portfolio or underlying fund, and affect its share price.

Debt Securities are obligations issued by domestic and foreign entities, including governments and corporations, to raise money. They are basically “IOUs,” but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the “principal”) until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Also, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. This is especially true for bonds with sinking fund provisions, which commit the issuer to set aside a certain amount of money to cover timely repayment of principal and typically allow the issuer to annually repurchase certain of its outstanding bonds from the open market or at a pre-set call price.

Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest.

Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all. This is called credit risk. Corporate debt securities (bonds) tend to have higher credit risk generally than U.S. government debt securities. Debt securities also may be subject to price volatility due to market perception of future interest rates, the creditworthiness of the issuer and general market liquidity (market risk). Investment-grade debt securities are considered medium- or/and high-quality securities, although some still possess varying degrees of speculative characteristics and risks. Debt securities rated below investment-grade are riskier, but may offer higher yields. These securities are sometimes referred to as high yield securities or “junk bonds.” The market for these securities has historically been less liquid than for investment-grade securities.

Delayed-Delivery Transactions include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a Portfolio or underlying fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a Portfolio or underlying fund until the security is delivered. A Portfolio or underlying fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a Portfolio or underlying fund sells a security on a delayed-delivery basis, the Portfolio or underlying fund does not participate in further gains or losses with respect to that security. If the other party to a delayed- delivery transaction fails to deliver or pay for the securities, a Portfolio or underlying fund could suffer losses.

Depositary Receipts include American Depositary Receipts (ADRs) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), and are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject the Portfolios or underlying funds to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

Derivative Instruments are commonly defined to include securities or contracts whose values depend on (or “derive” from) the value of one or more other assets such as securities, currencies, or commodities. These “other assets” are commonly referred to as “underlying assets.”

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Options and forward contracts are considered to be the basic “building blocks” of derivatives. For example, forward-based derivatives include forward contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and applying these structures to a wide range of underlying assets.

Risk management strategies include investment techniques designed to facilitate the sale of portfolio securities, manage the average duration of the portfolio or create or alter exposure to certain asset classes, such as equity, other debt or foreign securities.

In addition to the derivative instruments and strategies described in this SAI, the investment adviser expects to discover additional derivative instruments and other hedging or risk management techniques. The investment adviser may utilize these new derivative instruments and techniques to the extent that they are consistent with a Portfolio’s or underlying fund’s investment objective and permitted by a Portfolio’s or underlying fund’s investment limitations, operating policies, and applicable regulatory authorities.

Forward Foreign Currency Exchange Contracts involve the purchase or sale of foreign currency at an established exchange rate, but with payment and delivery at a specified future time. Many foreign securities markets do not settle trades within a time frame that would be considered customary in the U.S. stock market. Therefore, the Portfolios or their underlying funds may engage in forward foreign currency exchange contracts in order to secure exchange rates for Portfolio or underlying fund securities purchased or sold, but awaiting settlement. These transactions do not seek to eliminate any fluctuations in the underlying prices of the securities involved. Instead, the transactions simply establish a rate of exchange that can be expected when the Portfolio or underlying fund settles its securities transactions in the future. Forwards involve certain risks. For example, if the counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the Portfolio or underlying fund could sustain a loss.

The underlying funds in which the Portfolios invest also may engage in forward foreign currency exchange contracts to protect the value of specific portfolio positions, which is called “position hedging.” When engaging in position hedging, an underlying fund may enter into forward foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which portfolio securities are denominated (or against an increase in the value of currency for securities that the underlying fund expects to purchase).

Buying and selling foreign currency exchange contracts involves costs and may result in losses. The ability of an underlying fund to engage in these transactions may be limited by tax considerations. Although these techniques tend to minimize the risk of loss due to declines in the value of the hedged currency, they tend to limit any potential gain that might result from an increase in the value of such currency. Transactions in these contracts involve certain other risks. Unanticipated fluctuations in currency prices may result in a poorer overall performance for the underlying funds than if they had not engaged in any such transactions. Moreover, there may be imperfect correlation between the underlying fund’s holdings of securities denominated in a particular currency and forward contracts into which the underlying fund enters. Such imperfect correlation may cause an underlying fund to sustain losses, which will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss. Losses to an underlying fund will affect the performance of the Portfolios.

Forward Contracts are sales contracts between a buyer (holding the “long” position), and the seller (holding the “short” position) for an asset with delivery deferred to a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

Futures Contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. A Portfolio or underlying fund may purchase and sell futures contracts based on securities, securities indices and foreign currencies, interest rates, or any other futures contracts traded on U.S. exchanges or boards of trade that the Commodities Futures Trading Commission (“CFTC”) licenses and regulates on foreign exchanges. Consistent with CFTC regulations, the Portfolios or underlying funds have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act. As of the date of this SAI, the CFTC has proposed certain rules that could significantly affect certain exemptions available to a Portfolio or its underlying funds. As a result, there is no certainty that investment companies, their investment advisers or other parties will be able to rely on these exemptions in the future.

Each Portfolio and underlying fund must maintain a small portion of its assets in cash to process shareholder transactions and to pay its expenses. In order to reduce the effect this otherwise uninvested cash would have on its performance, a Portfolio or underlying fund may purchase futures contracts. Such transactions allow a Portfolio’s or underlying fund’s cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. A Portfolio or underlying fund may purchase or sell futures contracts on a specified foreign currency to “fix” the price in U.S. dollars of the foreign security it has acquired or sold or expects to acquire or sell. A Portfolio or underlying fund may enter into a futures contract for these or other reasons.

When buying or selling futures contracts, a Portfolio or underlying fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as “initial margin” and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as “variation margin” may be made daily, if necessary, as the value of the futures contracts fluctuates. This process is known as “marking-to-market.” The margin amount will be returned to the Portfolio or underlying fund upon termination of the futures contracts assuming all contractual obligations are satisfied. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. In order to avoid this, a Portfolio will earmark or segregate assets for any outstanding futures contracts as may be required under the federal securities laws. Underlying funds may have the same or different arrangements.

While a Portfolio or underlying fund may purchase and sell futures contracts in order to simulate full investment in their respective indices, there are risks associated with these transactions. Adverse market movements could cause a Portfolio or underlying fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if a Portfolio or underlying fund had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, a Portfolio or an underlying fund incurs transaction costs (i.e. brokerage fees) when engaging in futures trading. To the extent a Portfolio or underlying fund also invests in futures in order to simulate full investment, these same risks apply.

When interest rates are rising or securities prices are falling, a Portfolio or underlying fund may seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Portfolio or underlying fund may attempt, through the purchase of futures contracts, to secure better rates or prices than might later be available in the market when they effect anticipated purchases.

Futures contracts normally require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time a Portfolio or underlying fund seeks to close out a futures position. If a Portfolio or an underlying fund is unable to close out its position and prices move adversely, the Portfolio or underlying fund would have to continue to make daily cash payments to maintain its margin requirements. If a Portfolio or an underlying fund had insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, a Portfolio or an underlying fund may be required to make or take delivery and incur extra transaction costs buying or selling the underlying securities. A Portfolio or an underlying fund seeks to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.

Options Contracts generally provide the right to buy or sell a security, commodity, futures contract or foreign currency in exchange for an agreed upon price. If the right is not exercised after a specified period, the option expires and the option buyer forfeits the money paid to the option seller.

A call option gives the buyer the right to buy a specified number of shares of a security at a fixed price on or before a specified date in the future. For this right, the call option buyer pays the call option seller, commonly called the call option writer, a fee called a premium. Call option buyers are usually anticipating that the price of the underlying security will rise above the price fixed with the call writer, thereby allowing them to profit. If the price of the underlying security does not rise, the call option buyer’s losses are limited to the premium paid to the call option writer. For call option writers, a rise in the price of the underlying security will be offset in part by the premium received from the call option buyer. If the call option writer does not own the underlying security, however, the losses that may ensue if the price rises could be potentially unlimited. If the call option writer owns the underlying security or commodity, this is called writing a covered call. All call options written by a Portfolio will be covered, which means that the Portfolio will own the securities subject to the option so long as the option is outstanding.

A put option is the opposite of a call option. It gives the buyer the right to sell a specified number of shares of a security at a fixed price on or before a specified date in the future. Put option buyers are usually anticipating a decline in the price of the underlying security, and wish to offset those losses when selling the security at a later date. All put options a Portfolio or an underlying fund writes will be covered, which means that a Portfolio or an underlying fund will earmark or segregate cash, U.S. government securities or other liquid securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for a Portfolio or an underlying fund. However, in return for the option premium, a Portfolio accepts the risk that they may be required to purchase the underlying securities at a price in excess of the securities’ market value at the time of purchase.

A Portfolio or an underlying fund may purchase and write put and call options on any securities in which it may invest or any securities index or basket of securities based on securities in which it may invest. A Portfolio or an underlying fund may purchase and write such options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. Like futures contracts, option contracts are rarely exercised. Option buyers usually sell the option before it expires. Option writers may terminate their obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as “closing purchase transactions.” A Portfolio or an underlying fund may enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased or written.

An exchange traded currency option position may be closed out only on an options exchange that provides a secondary market for an option of the same series. Although a Portfolio or an underlying fund generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option or at any particular time. If a Portfolio or an underlying fund is unable to effect a closing purchase transaction with respect to options it has written, it will not be able to sell the underlying securities or dispose of assets earmarked or held in a segregated account until the options expire or are exercised. Similarly, if a Portfolio or an underlying fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) an exchange may impose restrictions on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or the Options Clearing Corporation (“OCC”) may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, a Portfolio or an underlying fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula the staff of the SEC approves.

Options trading involves additional risks because of the low margin deposits required and the extremely high degree of leverage that options trading may involve. There may be imperfect correlation between the change in market value of the securities held by a Portfolio or an underlying fund and the prices of the options, possible lack of a liquid secondary market, and the resulting inability to close such positions prior to their maturity dates.

A Portfolio or an underlying fund may write or purchase an option only when the market value of that option, when aggregated with the market value of all other options transactions made on behalf of a Portfolio or an underlying fund, does not exceed 5% of its net assets.

Puts are agreements that allow the buyer to sell a security at a specified price and time to the seller or “put provider.” When a Portfolio or an underlying fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. If a put provider fails to honor its commitment upon a Portfolio’s or an underlying fund’s attempt to exercise the put, a Portfolio or an underlying fund may have to treat the security’s final maturity as its effective maturity. If that occurs, the security’s price may be negatively impacted, and its sensitivity to interest rate changes may be increased, possibly contributing to increased share price volatility for a Portfolio or an underlying fund. This also could lengthen a Portfolio’s or an underlying fund’s overall average effective maturity. Standby commitments are types of puts.

Diversification involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each Portfolio is a series of an open-end investment management company. Each Portfolio is a diversified mutual fund. (For more information on diversification, see the section entitled “Diversification” which appears later in this document.)

Emerging or Developing Markets exist in countries that are considered to be in the initial stages of industrialization. The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets. Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed securities markets. This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

Equity Securities represent ownership interests in a company, and are commonly called “stocks.” Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company’s financial condition, market conditions and political, economic or even company-specific news. When a stock’s price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.

Types of equity securities include common stocks, preferred stocks, convertible securities, warrants, ADRs, EDRs, and interests in real estate investment trusts (for more information on real estate investment trusts, “REITs”, see the section entitled “Real Estate Investment Trusts”).

Common stocks, which are probably the most recognized type of equity security, represent an equity or ownership interest in an issuer and usually entitle the owner to voting rights in the election of the corporation’s directors and any other matters submitted to the corporation’s shareholders for voting, as well as to receive dividends on such stock. The market value of common stock can fluctuate widely, as it reflects increases and decreases in an issuer’s earnings. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners, other debt holders and owners of preferred stock take precedence over the claims of common stock owners. Common stocks are typically categorized by their market capitalization as large-, mid- or small-cap.

Small-Cap Stocks include common stocks issued by operating companies with market capitalizations that place them at the lower end of the stock market, as well as the stocks of companies that are determined to be small based on several factors, including the capitalization of the company and the amount of revenues. Historically, small-cap company stocks have been riskier than stocks issued by large- or mid-cap companies for a variety of reasons. Small-cap companies may have less certain growth prospects and are typically less diversified and less able to withstand changing economic conditions than larger capitalized companies. Small-cap companies also may have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small-cap company stocks pay low or no dividends.

These factors and others may cause sharp changes in the value of a small-cap company’s stock, and even cause some small-cap companies to fail. Additionally, small-cap stocks may not be as broadly traded as large- or mid-cap stocks and an underlying fund’s position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for an underlying fund to dispose of securities of these small-cap companies at prevailing market prices in order to meet redemptions. This lower degree of liquidity can adversely affect the value of these securities. For these reasons and others, the value of a Portfolio’s or an underlying fund’s investments in small-cap stocks is expected to be more volatile than other types of investments, including other types of stock investments. While small-cap stocks are generally considered to offer greater growth opportunities for investors, they involve greater risks and the share price of a Portfolio or an underlying fund that invests in small-cap stocks may change sharply during the short term and long term.

Preferred stocks represent an equity or ownership interest in an issuer but do not ordinarily carry voting rights, though they may carry limited voting rights. Preferred stocks normally have preference over the corporation’s assets and earnings, however. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks normally pay dividends at a specified rate. However, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over the claims of preferred and common stock owners. Certain classes of preferred stock are convertible into shares of common stock of the issuer. By holding convertible preferred stock, a Portfolio or an underlying fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock. Preferred stock is subject to many of the same risks as common stock and debt securities.

Convertible securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer’s common stock) at a specified price or ratio. A convertible security generally entitles the holder to receive interest paid or accrued on bonds or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. The convertible structure allows the holder of the convertible bond to participate in share price movements in the company’s common stock. The actual return on a convertible bond may exceed its stated yield if the company’s common stock appreciates in value and the option to convert to common stocks becomes more valuable. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the convertible feature. Convertible securities are also rated below investment grade (“high yield”) or are not rated, and are subject to credit risk.

Prior to conversion, convertible securities have characteristics and risks similar to nonconvertible debt and equity securities. In addition, convertible securities are often concentrated in economic sectors, which, like the stock market in general, may experience unpredictable declines in value, as well as periods of poor performance, which may last for several years. There may be a small trading market for a particular convertible security at any given time, which may adversely impact market price and a Portfolio’s or an underlying fund’s ability to liquidate a particular security or respond to an economic event, including deterioration of an issuer’s creditworthiness.

Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, but do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer’s common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of a company’s liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks declines, the price of the issuer’s convertible securities will tend not to fall as much because the convertible security’s income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.

Initial Public Offering. A Portfolio or an underlying fund may purchase shares issued as part of, or a short period after, a company’s initial public offering (“IPOs”), and may at times dispose of those shares shortly after their acquisition. A Portfolio’s or underlying fund’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Master Limited Partnerships (“MLPs”). MLPs are limited partnerships in which the common units are publicly traded. MLP common units are freely traded on a securities exchange or in the over-the-counter market and are generally registered with the SEC. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. MLPs generally have two classes of owners, the general partner and limited partners. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role, if any, in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions”). Common and general partner interests also accrue arrearages in distributions to the extent the minimum quarterly distribution is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the minimum quarterly distribution; however, subordinated units do not accrue arrearages. Distributable cash in excess of the minimum quarterly distribution paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions are intended to encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results are intended to benefit all security holders of the MLP, however, such incentive distribution payments give rise to potential conflicts of interest between the common unit holders and the general partner.

MLP common units represent a limited partnership interest in the MLP. Common units are listed and traded on U.S. securities exchanges or over-the-counter, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. The Portfolios or their underlying funds may purchase common units in market transactions as well as directly from the MLP or other parties in private placements. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common units along with general partner units, have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.

MLP subordinated units are typically issued by MLPs to their original sponsors, such as their founders, corporate general partners of MLPs, entities that sell assets to the MLP, and investors. Subordinated units may be purchased directly from these persons as well as newly-issued subordinated units from MLPs themselves. Subordinated units have similar voting rights as common units and are generally not publicly traded. Once the minimum quarterly distribution on the common units, including any arrearages, has been paid, subordinated units receive cash distributions up to the minimum quarterly distribution prior to any incentive payments to the MLP’s general partner. Unlike common units, subordinated units do not have arrearage rights. In the event of liquidation, common units and general partner interests have priority over subordinated units. Subordinated units are typically converted into common units on a one-to-one basis after certain time periods and/or performance targets have been satisfied. The purchase or sale price of subordinated units is generally tied to the common unit price less a discount. The size of the discount varies depending on the likelihood of conversion, the length of time remaining to conversion, the size of the block purchased relative to trading volumes, and other factors, including smaller capitalization partnerships or companies potentially having limited product lines, markets or financial resources, lacking management depth or experience, and being more vulnerable to adverse general market or economic development than larger more established companies.

General partner interests of MLPs are typically retained by an MLP’s original sponsors, such as its founders, corporate partners, entities that sell assets to the MLP and investors. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder’s investment in the general partner interest. General partner interests often confer direct board participation rights and in many cases, operating control, over the MLP. These interests themselves are not publicly traded, although they may be owned by publicly traded entities. General partner interests receive cash distributions, typically 2% of the MLP’s aggregate cash distributions, which are contractually defined in the partnership agreement. In addition, holders of general partner interests typically hold incentive distribution rights, which provide them with a larger share of the aggregate MLP cash distributions as the distributions to limited partner unit holders are increased to prescribed levels. General partner interests generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.

Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

Certain MLPs are dependent on their parent companies or sponsors for a majority of their revenues. Any failure by an MLP’s parents or sponsors to satisfy their payments or obligations would impact the MLP’s revenues and cash flows and ability to make distributions.

Real Estate Investment Trusts (REITs) are pooled investment vehicles, which invest primarily in income producing real estate or real estate related loans or interests and, in some cases, manage real estate. REITs are sometimes referred to as equity REITs, mortgage REITs or hybrid REITs. An equity REIT invests primarily in properties and generates income from rental and lease properties and, in some cases, from the management of real estate. Equity REITs also offer the potential for growth as a result of property appreciation and from the sale of appreciated property. Mortgage REITs invest primarily in real estate mortgages, which may secure construction, development or long-term loans, and derive income for the collection of interest payments. Hybrid REITs may combine the features of equity REITs and mortgage REITs. REITs are generally organized as corporations or business trusts, but are not taxed as a corporation if they meet certain requirements of Subchapter M of the Code. To qualify, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including other REITs), cash and government securities, distribute at least 95% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property.

Like any investment in real estate, a REIT’s performance depends on many factors, such as its ability to find tenants for its properties, to renew leases, and to finance property purchases and renovations. In general, REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent a REIT concentrates its investment in certain regions or property types. For example, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants’ failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Ultimately, a REIT’s performance depends on the types of properties it owns and how well the REIT manages its properties.

In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates also mean that financing for property purchases and improvements is more costly and difficult to obtain. During periods of declining interest rates, certain mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and equity REITs may be affected by the ability of tenants to pay rent.

Like small-cap stocks in general, certain REITs have relatively small market capitalizations and their securities can be more volatile than—and at times will perform differently from—large-cap stocks. In addition, because small-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuations than the stocks of larger companies. Further, REITs are dependent upon specialized management skills, have limited diversification, and are therefore subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Portfolio, a shareholder will bear indirectly a proportionate share of the REIT’s expenses in addition to their proportionate share of a Portfolio’s expenses. Finally, REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act.

Rights and Warrants. Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a Portfolio or an underlying fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.

ETFs. The Portfolios intend to invest primarily in exchange traded funds (ETFs). ETFs are investment companies that typically are registered under the 1940 Act as open-end funds or unit investment trusts (“UITs”). ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. Shares of an ETF may be bought and sold through the day at market prices, which may be higher or lower than the shares’ net asset value. An “index-based ETF” seeks to track the performance of an index holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Portfolio invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As with any exchange listed security, ETF shares purchased in the secondary market are subject to customary brokerage charges. Pursuant to exemptive orders issued by the SEC to certain underlying ETFs and procedures approved by the Portfolios’ Board of Trustees, each Portfolio may invest in each such underlying ETF in an amount not to exceed 25% of the Portfolio’s total assets, provided that the Portfolio has described exchange-traded fund investments in its prospectus and otherwise complies with the conditions of the exemptive order and other applicable investment limitations.

Fixed Income Securities

High Yield Securities, also called lower quality bonds (“junk bonds”), are frequently issued by companies without long track records of sales and earnings, or by those of questionable credit strength, and are more speculative and volatile (though typically higher yielding) than investment grade bonds. Adverse economic developments could disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly-leveraged issuers, to service their debt obligations or to repay their obligations upon maturity.

Also, the secondary market for high yield securities at times may not be as liquid as the secondary market for higher-quality debt securities. As a result, the investment adviser could find it difficult to sell these securities or experience difficulty in valuing certain high yield securities at certain times. Prices realized upon the sale of such lower rated securities, under these circumstances, may be less than the prices at which a Portfolio or an underlying fund purchased them.

Thus, high yield securities are more likely to react to developments affecting interest rates and market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. When economic conditions appear to be deteriorating, medium- to lower-quality debt securities may decline in value more than higher-quality debt securities due to heightened concern over credit quality, regardless of prevailing interest rates. Prices for high yield securities also could be affected by legislative and regulatory developments. These laws could adversely affect a Portfolio’s or an underlying fund’s net asset value and investment practices, the secondary market value for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Portfolio or an underlying fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi -annually), and inflation over the first six months was 1%, the mid -year par value of the bond would be $1,010 and the first semi—annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. A Portfolio or an underlying fund may also invest in other inflation related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

International Bonds are certain obligations or securities of foreign issuers, including Eurodollar Bonds, which are U.S. dollar-denominated bonds issued by foreign issuers payable in Eurodollars (U.S. dollars held in banks located outside the United States, primarily Europe), Yankee Bonds, which are U.S. dollar-denominated bonds issued in the U.S. by foreign banks and corporations, and EuroBonds, which are bonds denominated in U.S. dollars and usually issued by large underwriting groups composed of banks and issuing houses from many countries. Investments in securities issued by foreign issuers, including American Depositary Receipts and securities purchased on foreign securities exchanges, may subject a Portfolio or an underlying fund to additional investment risks, such as adverse political and economic developments, possible seizure, nationalization or expropriation of foreign investments, less stringent disclosure requirements, non-U.S. withholding taxes and the adoption of other foreign governmental restrictions.

Additional risks include less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and transaction costs may be higher. Foreign issuers of securities or obligations are often subject to accounting requirements and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Quality of Fixed Income Investments will be principally investment-grade for a Portfolio’s assets. Investment-grade quality securities are rated by at least one NRSRO in one of the four highest rating categories (within which there may be sub-categories or gradations indicating relative standing) or have been determined to be of equivalent quality by the investment adviser or sub-adviser. Sometimes an investment-grade quality security may be downgraded to a below investment-grade quality rating. If a security no longer has at least one investment-quality rating from an NRSRO, the investment adviser would reanalyze the security in light of the downgrade and determine whether a Portfolio should continue to hold the security. However, such downgrade would not require the investment adviser or sub-advisers to sell the security on behalf of a Portfolio. Sometimes lower-quality securities may be downgraded to an even lower quality. The investment adviser may also elect to purchase high-yield securities that are rated (at the time of purchase) B or higher or the equivalent by Moody’s, S&P or Fitch, Inc. or are determined to be of similar investment quality by the investment manager.

Foreign Securities involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks and corporations or because they are traded principally overseas. Foreign securities in which a Portfolio or an underlying fund may invest include foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a Portfolio or an underlying fund will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of a Portfolio or an underlying fund, and its ability to meet a large number of shareholder redemption requests.

Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Portfolio or an underlying fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a Portfolio or an underlying fund to miss attractive investment opportunities. Losses to a Portfolio or an underlying fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for a Portfolio.

Investments in the securities of foreign issuers may be made and held in foreign currencies. In addition, a Portfolio or an underlying fund may hold cash in foreign currencies. These investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may cause a Portfolio or an underlying fund to incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a Portfolio.

Hybrid Instruments are a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. A Portfolio will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Portfolio’s or an underlying fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Illiquid Securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a Portfolio or underlying fund has valued the instruments. The liquidity of a Portfolio’s investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

Indexing Strategies involve tracking the securities represented in, and, therefore, performance of, an index. An underlying index fund normally will invest primarily in the securities of its index. Moreover, an underlying index fund generally seeks to invest so that its portfolio performs similarly to that of its index. An underlying index fund generally tries to match its holdings in a particular security to its weight in the index.

Interfund Borrowing and Lending. The SEC has granted an exemption to the Schwab Funds that permits each fund/portfolio to borrow money from and/or lend money to other Schwab Funds. All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds®.

Investments in Wholly-Owned Subsidiaries. An underlying fund may invest in a subsidiary that is expected to provide exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code and recent IRS revenue rulings, as discussed below under “Taxation.” The subsidiary is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors. The underlying fund is the sole shareholder of the subsidiary, and it is not currently expected that shares of the subsidiary will be sold or offered to other investors.

The subsidiary invests primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although the relevant underlying fund may enter into these commodity-linked derivative instruments directly, the underlying fund will likely gain exposure to these derivative instruments indirectly by investing in its subsidiary. The subsidiary will also invest in fixed income instruments, some of which are intended to serve as margin or collateral for the subsidiary’s derivatives position. To the extent an underlying fund invests in a subsidiary, the underlying fund may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in the Portfolios’ prospectus and this SAI.

The subsidiary is not registered under the 1940 Act, and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or its subsidiary to operate as described in its registration statement and could adversely affect the underlying fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the subsidiary. If Cayman Islands law changes such that the subsidiary must pay Cayman Islands taxes, underlying fund shareholders would likely suffer decreased investment returns.

Maturity of Investments. The maturity of an underlying money market fund’s investments will generally be determined using the portfolio securities’ final maturity dates or a shorter period as permitted by Rules 2a-7.

Money Market Securities are high-quality, short term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, bankers’ acceptances, notes and time deposits. Certificates of deposit and time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. Bankers’ acceptances are credit instruments evidencing a bank’s obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. Commercial paper consists of short term, unsecured promissory notes issued to finance short term credit needs.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or sold separately, sometimes called demand features or guarantees, which are agreements that allow the buyer to sell a security at a specified price and time to the seller or “put provider.” When a Portfolio or an underlying fund buys a put, losses could occur as a result of the costs of the put or if it exercises its rights under the put and the put provider does not perform as agreed. Standby commitments are types of puts.

A Portfolio or an underlying fund may keep a portion of its assets in cash for business operations. A Portfolio or an underlying fund may invest in money market securities to reduce the effect this otherwise uninvested cash would have on its performance. A Portfolio or an underlying fund may also invest in money market securities to the extent it is consistent with its investment objective.

Bankers’ Acceptances or Notes are credit instruments evidencing a bank’s obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. A Portfolio will invest only in bankers’ acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.

Certificates of Deposit or Time Deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. The Portfolios will invest only in certificates of deposit of banks that have capital, surplus and undivided profits in excess of [$100 million].

Commercial Paper consists of short-term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.

Promissory Notes are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.

Repurchase Agreements involve a Portfolio or underlying fund buying securities from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There is counterparty risk in that losses may result if the seller does not perform as agreed. Repurchase agreements entered into by a Portfolio or underlying fund (other than those where the U.S. government, one of its agencies or one of its instrumentalities is a counterparty) will provide that the underlying collateral, which may be in the form of cash, U.S. government securities, fixed income securities, equity securities or other types of securities, shall at all times have a value at least equal to 100% of the resale price stated in the agreement. Repurchase agreements where the U.S. government, one of its agencies or one of its instrumentalities is a counterparty will provide that the underlying collateral shall have a value at least equal to 100% of the sale price stated in the agreement. Repurchase agreements collateralized entirely by cash or U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7 and may be deemed to be investments in the cash or U.S. government securities. Even though under the terms of the repurchase agreements entered into by the Portfolios the underlying collateral must equal to at least 100% of the resale price, a Portfolio may still suffer losses if a counterparty fails to perform its obligations under the agreement. For example, the value of the collateral may fall below the resale price and the seller could fail to transfer additional collateral to a Portfolio. Moreover, certain underlying collateral, such as equity securities or long-term government securities, may not be eligible for investment by the Portfolios. Consequently, a Portfolio or underlying fund may be forced to sell, rather than take possession of, the underlying collateral during times of market stress, which could result in the Portfolio or underlying fund receiving a lower price for such securities.

Mortgage-Backed Securities (“MBS”) represent an interest in an underlying pool of mortgages. Issuers of these securities include agencies and instrumentalities of the U.S. government, such as Freddie Mac and Fannie Mae, and private entities, such as banks. The income paid on mortgage backed securities depends upon the income received from the underlying pool of mortgages. Mortgage-backed securities include collateralized mortgage obligations, mortgage-backed bonds and stripped mortgage-backed securities. These securities are subject to interest rate risk, like other debt securities, in addition to prepayment and extension risk. Prepayments occur when the holder of an individual mortgage prepays the remaining principal before the mortgage’s scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity indicates. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of mortgage-backed securities. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments adversely impact yields for mortgage-backed securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not be fully amortized at the time the obligation is repaid. The opposite is true for mortgage-backed securities purchased at a discount. The Portfolios and their underlying funds may purchase mortgage-related securities at a premium or at a discount. When interest rates rise, extension risk increases and may affect the value of the Portfolio or its underlying fund. Principal and interest payments on certain mortgage-related securities may be guaranteed by the government to the extent described under the “U.S. Government Securities” section below. Such guarantees do not extend to the value or yield of the mortgage-related securities themselves or of the Portfolio’s shares.

Municipal Securities are debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations (“municipal issuers”). These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities. Municipal securities also may be issued to finance various private activities, including certain types of private activity bonds (“industrial development bonds” under prior law). These securities may be issued by or on behalf of public authorities to provide funds to construct or improve privately owned or operated facilities. The repayment of the debt is typically not an obligation of the municipal issuer but only of the operator or owner of the facility.

Municipal securities may be owned directly or through participation interests, and include general obligation or revenue securities, tax-exempt commercial paper, notes and leases, as well as “conduit securities,” which are securities issued by a municipal issuer for the benefit of a person other than a municipal issuer who will provide for, or secure repayment of, the securities. For example, most municipal debt issued for health care and higher education institutions are issued through conduit issuers with the debt service payments secured by payments from the health care or higher education institution.

Municipal securities generally are classified as “general obligation” or “revenue” and may be purchased directly or through participation interests. General obligation securities typically are secured by the issuer’s pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue securities may be payable only from the revenues derived from a particular facility or class of facilities or, in other cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is typically related to the credit standing of the private corporation or other entity on whose behalf the bonds were issued and who is responsible for repaying the debt.

Examples of municipal securities that are issued with original maturities of 397 days or less are short-term tax anticipation and revenue anticipation notes, bond anticipation notes, pre-refunded municipal bonds and municipal commercial paper. Tax anticipation and revenue anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of the receipt of property taxes or other revenues on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality’s issuance of a longer-term bond in the future. Pre-refunded municipal bonds are bonds that are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Certain underlying funds may purchase other municipal securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers. In addition, the maturity date or price of and financial assets collateralizing a municipal money market security may be structured in order to make it qualify as or act like a municipal money market security.

Certain of their underlying funds may also invest in moral obligation securities, which are normally issued by special purpose public authorities. For example, for one type of moral obligation security, if the issuer of a moral obligation security is unable to meet its obligation from current revenues, it may draw on a reserve fund. The state or municipality that created the entity has only a moral commitment, not a legal obligation, to restore the reserve fund.

The value of municipal securities may be affected by uncertainties with respect to the rights of holders of municipal securities in the event of bankruptcy or the taxation of municipal securities as a result of legislation or litigation. For example, under federal law, certain issuers of municipal securities may be authorized in certain circumstances to initiate bankruptcy proceedings without prior notice to or the consent of creditors. Such action could result in material adverse changes in the rights of holders of the securities. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law, which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.

Municipal securities pay fixed, variable or floating rates of interest, which is meant to be exempt from federal income tax, and, typically personal income tax of a state or locality.

The investment adviser relies on the opinion of the issuer’s counsel, which is rendered at the time the security is issued, to determine whether the security is eligible, with respect to its validity and tax status, to be purchased by the Portfolios or underlying funds.

Mutual Funds (open-end mutual funds) are registered investment companies, which may issue and redeem their shares on a continuous basis. Closed-end mutual funds are registered investment companies that offer a fixed number of shares and are usually listed on an exchange. These funds generally offer investors the advantages of diversification and professional investment management, by combining shareholders’ money and investing it in various types of securities, such as stocks, bonds and money market securities. These funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements; buying and selling futures contracts, illiquid and restricted securities and repurchase agreements and borrowing or lending money and/or portfolio securities. The risks of investing in these funds generally reflect the risks of the securities in which these funds invest and the investment techniques they may employ. Also, these funds charge fees and incur operating expenses.

Non-Publicly Traded Securities and Private Placements. A Portfolio or an underlying fund may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Portfolio or an underlying fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, a Portfolio or an underlying fund may be required to bear the expenses of registration.

Other Securities. Under certain circumstances, an underlying fund of the Portfolios may make payment of a redemption by the Portfolio wholly, or in part, by a distribution in-kind of securities from its Portfolio rather than payment in cash. In such a case, the Portfolios may hold the securities distributed until the investment adviser determines that it is appropriate to sell them.

Quality of Investments. Underlying money market mutual funds follow regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. Generally these require the underlying money market funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two NRSROs, or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the underlying mutual fund’s board of trustees. High-quality securities may be “first tier” or “second tier” securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities are first tier securities. Second tier securities generally are rated within the second-highest category.

Should a portfolio security’s high-quality rating change after purchase by the Portfolio, the investment adviser would take such action, including no action, as determined to be in the best interest of the Portfolio by the Board of Trustees. For more information about the ratings assigned by some NRSROs, refer to Appendix—Ratings of Investment Securities.

Restricted Securities are securities that are subject to legal restrictions on their sale. Restricted securities may be considered to be liquid if an institutional or other market exists for these securities. In making this determination, a Portfolio, under the direction and supervision of the Board of Trustees, will take into account the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent a Portfolio invests in restricted securities that are deemed liquid, the general level of a Portfolio’s illiquidity in its portfolio may be increased if qualified institutional buyers become uninterested in purchasing these securities.

Reverse Repurchase Agreements and Mortgage Dollar Rolls may be used by a Portfolio or an underlying fund. A Portfolio or an underlying fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions as discussed below. In a reverse repurchase agreement, a Portfolio or an underlying fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Portfolio or an underlying fund generally retains the right to interest and principal payments on the security. If a Portfolio or an underlying fund uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose a Portfolio or an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value on a fund’s portfolio securities. Because a Portfolio or underlying fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. When required by guidelines of the SEC, a Portfolio or an underlying fund will set aside permissible liquid assets earmarked or in a segregated account to secure its obligations to repurchase the security.

A Portfolio or an underlying fund also may enter into mortgage dollar rolls, in which a Portfolio or an underlying fund would sell MBS for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Portfolio or an underlying fund would forego principal and interest paid on the MBS during the roll period, a Portfolio or an underlying fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Portfolio or an underlying fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time a Portfolio or an underlying fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets earmarked or in a segregated account to secure its obligation for the forward commitment to buy MBS. This transaction allows the investment adviser to have the same price and duration exposure in the mortgage security while having the cash for the bonds for the given time period. The net effect is that the investment advisor is able to maintain mortgage exposure while having the cash available to facilitate redemptions. Mortgage dollar roll transactions may be considered a borrowing by a Portfolio or an underlying fund.

The mortgage dollar rolls and reverse repurchase agreements entered into by a Portfolio or an underlying fund may be used as arbitrage transactions in which a Portfolio or an underlying fund will maintain an offsetting position in short duration investment-grade debt obligations. Because a fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and short duration, the investment adviser believes that such arbitrage transactions present lower risks to a fund than those associated with other types of leverage. There can be no assurance that a Portfolio’s or an underlying fund’s use of the cash it receives from a mortgage dollar roll will provide a positive return.

Securities Lending of Portfolio securities is a common practice in the securities industry. A Portfolio may engage in security lending arrangements. For example, a Portfolio may receive cash collateral and may invest it in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to loaned securities may pass with the lending of the securities.

A Portfolio may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) a Portfolio may at any time call the loan and obtain the return of the securities loaned; (3) a Portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Portfolio, including collateral received from the loan (at market value computed at the time of the loan).

Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security’s voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to a Portfolio, it is expected that a Portfolio will do so only where the items being voted upon, in the judgment of the investment adviser, either are material to the economic value of the security or threaten to materially impact the issuer’s corporate governance policies or structure.

Securities of Other Investment Companies. Investment companies, such as mutual funds and ETFs, generally offer investors the advantages of diversification and professional investment management, by combining shareholders’ money and investing it in securities such as stocks, bonds and money market instruments. Investment companies include: (1) open-end funds (commonly called mutual funds) that issue and redeem their shares on a continuous basis; (2) closed-end funds that offer a fixed number of shares, and are usually listed on an exchange; and (3) unit investment trusts that generally offer a fixed number of redeemable shares. Certain open-end funds, closed-end funds and unit investment trusts are traded on exchanges (see the section entitled “Exchange Traded Funds” for more information).

Investment companies may make investments and use techniques designed to enhance their performance. These may include delayed-delivery and when-issued securities transactions; swap agreements; buying and selling futures contracts, illiquid, and/or restricted securities and repurchase agreements; and borrowing or lending money and/or portfolio securities. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Also, investment companies charge fees and incur expenses.

The Portfolios may buy securities of other investment companies, including those of mutual funds, ETFs and foreign issuers, in compliance with the requirements of federal law or any SEC exemptive order. A Portfolio may invest in investment companies that are not registered with the SEC or privately placed securities of investment companies (which may or may not be registered), such as hedge funds and offshore funds. Unregistered funds are largely exempt from the regulatory requirements that apply to registered investment companies. As a result, unregistered funds may have a greater ability to make investments, or use investment techniques, that offer a higher potential investment return (for example, leveraging), but which may carry high risk. Unregistered funds, while not regulated by the SEC like registered funds, may be indirectly supervised by the financial institutions (e.g., commercial and investment banks) that may provide them with loans or other sources of capital. Investments in unregistered funds may be difficult to sell, which could cause a fund selling an interest in an unregistered fund to lose money. For example, many hedge funds require their investors to hold their investments for at least one year.

Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which a Portfolio may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted the Portfolios an exemption (the “fund of funds order”) from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds a Portfolio may hold, provided that certain conditions are met. The SEC has also granted exemptive orders to ETFs (“ETF orders”) that allow investment companies that are not part of the same group of investment companies as the ETF to acquire shares of the ETF beyond the limitations of the 1940 Act, also provided certain are met. The conditions requested by the SEC in the fund of funds order and in the ETF orders are substantially identical, and were designed to address certain abuses perceived to be associated with funds of funds, including unnecessary costs (such as sales loads, advisory fees and administrative costs), and undue influence by a fund of funds over the underlying fund. Both the fund of funds order and the ETF orders would require the Portfolios to conclude “participation agreements” with its underlying funds that stipulate that funds of funds know and agree to abide by the conditions of the relevant exemptive order. The conditions apply only when a fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.

Under the terms of the fund of funds order and the ETF orders, each Portfolio and its affiliates may not control a nonaffiliated underlying fund. Under the 1940 Act, any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a company is assumed to control that company. This limitation is measured at the time the investment is made.

Short Sales may be used by a Portfolio or an underlying fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. A Portfolio may engage in short sales that are either “against the box” or “uncovered.” A short sale is “against the box” if at all times during which the short position is open, a Portfolio owns at least an equal amount of the securities or securities convertible into, or has the right to acquire, at no added cost, the securities of the same issuer as the securities that are sold short. A short sale against the box is a taxable transaction to a Portfolio with respect to the securities that are sold short. “Uncovered” short sales are transactions under which a Portfolio sells a security it does not own. To complete such a transaction, a Portfolio may borrow the security through a broker to make delivery to the buyer and, in doing so, the Portfolio becomes obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. A Portfolio also may have to pay a fee to borrow particular securities which would increase the cost of the security. In addition, a Portfolio is often obligated to pay any accrued interest and dividends on the securities until they are replaced. The proceeds of the short sale position will be retained by the broker until the Portfolio or an underlying fund replaces the borrowed securities.

A Portfolio or an underlying fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time a Portfolio or an underlying fund replaces the borrowed security and, conversely, the Portfolio or an underlying fund will realize a gain if the price declines. Any gain will be decreased, and any loss increased, by the transaction costs described above. A short sale creates the risk of an unlimited loss, as the price of the underlying securities could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. If a Portfolio or an underlying fund sells securities short “against the box,” it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. The successful use of short selling as a hedging strategy may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

A Portfolio’s or an underlying fund’s obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid securities. In addition, a Portfolio and any underlying fund will earmark cash or liquid assets or place in a segregated account an amount of cash or other liquid assets equal to the difference, if any, between (1) the market value of the securities sold short, marked-to-market daily, and (2) any cash or other liquid securities deposited as collateral with the broker in connection with the short sale.

Small-Cap Stock Funds typically seek capital growth and invest primarily in equity securities of companies with smaller market capitalizations. Small-cap stock funds generally make similar types of investments and employ similar types of techniques as other stock funds, except that they focus on stocks issued by companies at the lower end of the total capitalization of the U.S. stock market. These stocks tend to be more volatile than stocks of companies of larger capitalized companies. Small-cap stock funds, therefore, tend to be more volatile than stock funds that invest in mid- or large-cap stocks, and are normally recommended for long-term investors. For a more detailed discussion of the risks of small-cap stocks, please refer to “Small-Cap Stocks” earlier in the document.

Stock Funds typically seek growth of capital and invest primarily in equity securities. Other investments generally include debt securities, such as U.S. government securities, and some illiquid and restricted securities. Stock funds typically may enter into delayed-delivery or when issued securities transactions, repurchase agreements, swap agreements and futures and options contracts. Some stock funds invest exclusively in equity securities and may focus on a specialized segment of the stock market, like stocks of small companies or foreign issuers, or may focus in a specific industry or group of industries. The greater a Portfolio’s investment in stock, the greater exposure it will have to stock risk and stock market risk. Stock risk is the risk that a stock may decline in price over the short or long term. When a stock’s price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Some stocks, like small company and international stocks, are more sensitive to stock risk than others. Diversifying investments across companies can help to lower the stock risk of a Portfolio. Market risk is typically the result of a negative economic condition that affects the value of an entire class of securities, such as stocks or bonds. Diversification among various asset classes, such as stocks, bonds and cash, can help to lower the market risk of a Portfolio. A stock fund’s other investments and use of investment techniques also will affect its performance and Portfolio value.

Stock Substitution Strategy is a strategy, whereby a Portfolio (or underlying fund) may, in certain circumstances, substitute a similar stock for a security in its index.

Stripped Securities are securities whose income and principal components are detached and sold separately. While risks associated with stripped securities are similar to other securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by the Federal Reserve Bank are obligations of the U.S. Treasury.

Swap Agreements are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

Swap agreements can be structured to increase or decrease a Portfolio’s exposure to long or short term interest rates, corporate borrowing rates and other conditions, such as changing security prices and inflation rates. They also can be structured to increase or decrease a Portfolio’s exposure to specific issuers or specific sectors of the bond market such as mortgage securities. For example, if a Portfolio agreed to pay a longer-term fixed rate in exchange for a shorter-term floating rate while holding longer-term fixed rate bonds, the swap would tend to decrease a Portfolio’s exposure to longer-term interest rates. Swap agreements tend to increase or decrease the overall volatility of a Portfolio’s investments and its share price and yield. Changes in interest rates, or other factors determining the amount of payments due to and from a Portfolio, can be the most significant factors in the performance of a swap agreement. If a swap agreement calls for payments from a Portfolio, a Portfolio must be prepared to make such payments when they are due. In order to help minimize risks, a Portfolio will earmark or segregate appropriate assets for any accrued but unpaid net amounts owed under the terms of a swap agreement entered into on a net basis. All other swap agreements will require a Portfolio to earmark or segregate assets in the amount of the accrued amounts owed under the swap. A Portfolio could sustain losses if a counterparty does not perform as agreed under the terms of the swap. A Portfolio will enter into swap agreements with counterparties deemed creditworthy by the investment adviser.

In addition, the Portfolios or certain underlying funds may invest in swaptions, which are privately-negotiated option-based derivative products. Swaptions give the holder the right to enter into a swap. A Portfolio may use a swaption in addition to or in lieu of a swap involving a similar rate or index.

For purposes of applying a Portfolio’s investment policies and restrictions (as stated in the prospectuses and this SAI) swap agreements are generally valued by the Portfolios at market value. In the case of a credit default swap sold by a Portfolio (i.e., where the Portfolio is selling credit default protection), however, the Portfolio will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the Portfolios for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Temporary Defensive Investments. During unusual economic or market conditions or for temporary defensive or liquidity purposes, the Portfolios may invest up to 100% of their assets in cash, money market instruments, repurchase agreements and other short-term obligations.

U.S. Government Securities are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities, such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae), and the Federal Home Loan Banks (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields and prices to fluctuate.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under these Senior Preferred Stock Purchase Agreements (SPAs), the U.S. Treasury has pledged to provide up to

$100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. On May 6, 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs to $200 billion per instrumentality. On December 24, 2009, the U.S. Treasury further amended the SPAs to allow the cap on Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae’s and Freddie Mac’s net worth through the end of 2012. At the conclusion of 2012, the remaining U.S. Treasury commitment will then be fully available to be drawn per the terms of the SPAs. In December 2009, the U.S. Treasury also amended the SPAs to provide Fannie Mae and Freddie Mac with some additional flexibility to meet the requirement to reduce their mortgage portfolios.

The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

On August 5, 2011, S&P lowered the long-term sovereign credit rating assigned to the United States to AA+ with a negative outlook. On August 8, 2011, S&P downgraded the long-term senior debt rating of Fannie Mae and Freddie Mac to AA+ with a negative outlook. The long-term impacts of the downgrades or the impacts of any future downgrade are unknown. However, the downgrades could have a material adverse impact on global financial markets and worldwide economic conditions, and could negatively impact the Portfolios or certain underlying funds.

U.S. Treasury Securities are obligations of the U.S. Treasury and include bills, notes and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States government.

Variable and Floating Rate Debt Securities pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security’s value.

Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional and may be subject to termination if the issuer’s credit rating falls below investment grade or if the issuer fails to make payments on other debt. While most variable-rate demand securities allow a fund to exercise its demand rights at any time, some such securities may only allow a fund to exercise its demand rights at certain times, which reduces the liquidity usually associated with this type of security. A fund could suffer losses in the event that the demand feature provider, usually a bank, fails to meet its obligation to pay the demand.

Wrap Agreements may be entered into by a Portfolio or an underlying fund with insurance companies, banks or other financial institutions (“wrapper providers”). A wrap agreement typically obligates the wrapper provider to maintain the value of the assets covered under the agreement (“covered assets”) up to a specified maximum dollar amount upon the occurrence of certain specified events. The value is pre-determined using the purchase price of the securities plus interest at a specified rate minus an adjustment for any defaulted securities. The specified interest rate may be adjusted periodically under the terms of the agreement. While the rate typically will reflect movements in the market rates of interest, it may at times be less or more than the actual rate of income earned on the covered assets. The rate also can be impacted by defaulted securities and by purchase and redemption levels in a Portfolio. A Portfolio or an underlying fund also pays a fee under the agreement, which reduces the rate as well.

Wrap agreements may be used as a risk management technique intended to help minimize fluctuations in a Portfolio’s NAV. However, a Portfolio’s NAV will typically fluctuate at least minimally, and may fluctuate more at times when interest rates are fluctuating. Additionally, wrap agreements do not protect against losses a Portfolio may incur if the issuers of portfolio securities do not make timely payments of interest and/or principal. A wrap agreement provider also could default on its obligations under the agreement. Therefore, a Portfolio or an underlying fund will only invest in a wrap provider with an investment-grade credit rating. There is no active trading market for wrap agreements and none is expected to develop. Therefore, wrap agreements are considered illiquid investments. There is no guarantee that a Portfolio or an underlying fund will be able to purchase any wrap agreements or replace ones that defaulted. Wrap agreements are valued using procedures adopted by the Board of Trustees. There are risks that the value of a wrap agreement may not be sufficient to minimize the fluctuations in a Portfolio’s NAV. All of these factors might result in a decline in the value of a Portfolio’s or an underlying fund’s shares.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon, and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accruing that year. In order to continue to qualify as a “regulated investment company” or “RIC” under the Code and avoid a certain excise tax, a Portfolio or an underlying fund may be required to distribute a portion of such discount and income and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

INVESTMENT LIMITATIONS AND RESTRICTIONS

The following investment policies and restrictions of the Portfolios may be changed only by a vote of a majority of a Portfolio’s outstanding voting shares:

Each Portfolio may not:

1)	Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2)	Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3)

Purchase or sell commodities, commodities contracts or real estate, lend or borrow money, issue senior securities, underwrite securities issued by others, or pledge, mortgage or hypothecate any of its assets, except as permitted by (or not prohibited by) the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions.

Borrowing. The 1940 Act restricts an investment company from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets). Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a “senior security” within the meaning of Section 18(f) of the 1940 Act, shall not be regarded as borrowings for the purposes of a Portfolio’s investment restriction.

Concentration. The SEC has defined concentration as investing 25% or more of an investment company’s total assets in an industry or group of industries, with certain exceptions.

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities, or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Portfolio. Money market funds that satisfy the applicable diversification requirements of Rule 2(a)(7) of the 1940 Act are deemed to satisfy the 1940 Act’s diversification requirements.

Lending. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

Real Estate. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. Each Portfolio has adopted a fundamental policy that would permit direct investment in real estate. However, the Portfolios have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of the Portfolios’ Board of Trustees.

Senior Securities. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. The 1940 Act generally prohibits an investment company from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, when such investments are “covered” or with appropriate earmarking or segregation of assets to cover such obligations.

Underwriting. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified investment company may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Other Investment Policies

The following investment policies and restrictions of the Portfolios are non-fundamental and may be changed by the Board of Trustees.

Each Portfolio may not:

(1)        Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(2)        Borrow money except that a Portfolio may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leverage) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

(3)         Invest more than 15% of its net assets in illiquid securities.

(4)        Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(5)        Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

(6)        Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries unless its underlying funds’ investments are so concentrated.

Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the Portfolio’s acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in net assets or other circumstances does not require a Portfolio to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Portfolio to exceed its limitation, the Portfolio will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

The investments of life insurance company separate accounts made under variable annuity contracts and variable life insurance policies are subject to state insurance laws and regulations. The Portfolios will, when required, comply with investment restrictions imposed under such laws and regulations on life insurance company separate accounts investing in the Portfolios.

MANAGEMENT OF THE PORTFOLIOS

The Portfolios are overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of each Portfolio. The trustees met 6 times during the most recent fiscal year.

Certain trustees are “interested persons.” A trustee is considered an interested person of a trust under the 1940 Act if he or she is an officer, director, or an employee of Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”) or Charles Schwab & Co., Inc. (“Schwab”). A trustee also may be considered an interested person of a trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent company of the Portfolios’ investment adviser and distributor.

Each of the officers and/or trustees also serves in the same capacity as described for the trust, for Schwab Capital Trust, Schwab Investments, The Charles Schwab Family of Funds, Laudus Trust and Laudus Institutional Trust.

As used herein the terms “Fund Complex” and “Family of Investment Companies” each refer collectively to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, Schwab Capital Trust, Schwab Strategic Trust, Laudus Trust, and Laudus Institutional Trust which, as of December 31, 2011, included 87 funds.

The tables below provide information about the trustees and officers for the trust, which includes the Portfolios in this SAI. The address of each individual listed below is 211 Main Street, San Francisco, California 94105.

NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED1)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY THE TRUSTEE	OTHER DIRECTORSHIPS DURING THE PAST FIVE YEARS
Independent Trustees
Mariann Byerwalter 1960 Trustee (Trustee since 2000)	Chairman of JDN Corporate Advisory LLC.	70	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED1)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY THE TRUSTEE	OTHER DIRECTORSHIPS DURING THE PAST FIVE YEARS
John F. Cogan 1947 Trustee (Trustee since 2008)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	70	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED1)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY THE TRUSTEE	OTHER DIRECTORSHIPS DURING THE PAST FIVE YEARS
William A. Hasler 1941 Trustee (Trustee since 2000)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	70

Director, Ditech Networks Corporation (1997 – present)

Director, TOUSA (1998 – present)

Director, Mission West Properties (1998 – present)

Director, Globalstar, Inc. (2009 – present)

Director, Harris-Stratex Networks (2001 – present)

Director, Aphton Corp. (1991 – 2007)

Director, Solectron Corporation (1998 –2007)

NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED1)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY THE TRUSTEE	OTHER DIRECTORSHIPS DURING THE PAST FIVE YEARS
			Director, Genitope Corporation (2000 –2009)
David L. Mahoney 1954 Trustee (Trustee since 2011)	Retired.	70	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercia Incorporated (2004 – 2008)

NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED1)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY THE TRUSTEE	OTHER DIRECTORSHIPS DURING THE PAST FIVE YEARS
Kiran M. Patel 1948 Trustee (Trustee since 2011)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (website building software and design) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	70	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2008 – present) Director, Eaton Corp. (2003 -2006)
Gerald B. Smith 1950 Trustee (Trustee since 2000)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	70	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP

NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED1)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY THE TRUSTEE	OTHER DIRECTORSHIPS DURING THE PAST FIVE YEARS
			(2003 – present) Director, Oneok, Inc. (2009 – present)
Joseph H. Wender 1944 Trustee (Trustee since 2008)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	70	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)
Interested Trustees

NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED1)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY THE TRUSTEE	OTHER DIRECTORSHIPS DURING THE PAST FIVE YEARS
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee since 1994)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	70	None.
Walter W. Bettinger II2 1960 Trustee (Trustee since 2008)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise,	87	None.

NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED1)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY THE TRUSTEE	OTHER DIRECTORSHIPS DURING THE PAST FIVE YEARS
and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.

NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED3)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
OFFICERS
Marie Chandoha 1961 President and Chief Executive Officer (Officer since 2010)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED3)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer since 2011)

Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006- June 2007).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies State Street Research (August 2003 – Jan. 2005).

NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED3)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
George Pereira 1964 Treasurer and Principal Financial Officer (Officer since 2004)

Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (Sept. 2002 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

David Lekich 1964 Secretary and Chief Legal Officer (Officer since 2011)

Senior Vice President, Charles Schwab & Co., Inc. (Oct. 2011 – present); Senior Vice President and Chief Counsel, Charles Schwab Investment Management Inc. (Oct. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Oct. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Oct. 2011); Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011- present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Office since 2007)

Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005-present), Chief Legal Officer and Clerk (March 2007-present), Laudus Funds; Vice President and Assistant Secretary, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009-present).

NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED3)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
Michael Haydel 1972 Vice President (Officer since 2007)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005-Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

1 Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.

2 Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the adviser. In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.

3 The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Board Leadership Structure

The Chairman of the Board of Trustees, Charles R. Schwab, is Chairman of the Board of Directors of The Charles Schwab Corporation and an interested person of the Trust as that term is defined in the Investment Company Act of 1940. The Trust does not have a single lead independent trustee. The Board is comprised of a super-majority (77 percent) of trustees who are not interested persons of the Trust (i.e., “independent trustees”). There are four primary committees of the Board: the Audit and Compliance Committee; the Governance Committee; and the Investment Oversight Committee. Each of the Committees is chaired by an independent trustee, and each Committee is comprised solely of independent trustees. The Committee chairs preside at Committee meetings, participate in formulating agendas for those meetings, and coordinate with management to serve as a liaison between the independent trustees and management on matters within the scope of the responsibilities of each Committee as set forth in its Board-approved charter. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Board made this determination in consideration of, among other things, the fact that the independent trustees of the Trust constitute a super-majority of the Board, the fact that Committee chairs are independent trustees, the number of funds (and classes) overseen by the Board, and the total number of trustees on the Board.

Board Oversight of Risk Management

Like most mutual funds, fund management and its other service providers have responsibility for day-to-day risk management for the funds. The Board, as part of its risk oversight of the Trust consists of monitoring risks identified during regular and special reports to the Committees of the Board, as well as regular and special reports to the full Board. In addition to monitoring such risks, the Committees and the Board oversee efforts of fund management and service providers to manage risks to which the funds of the Trust may be exposed. For example, the Investment Oversight Committee meets with portfolio managers and receives regular reports regarding investment risk and credit risk of a fund’s portfolio. The Audit and Compliance Committee meets with the funds’ Chief Compliance Officer and Chief Financial Officer and receives regular reports regarding compliance risks, operational risks and risks related to the valuation and liquidity of portfolio securities. From its review of these reports and discussions with management, each Committee learns receives information about the material risks of the funds of the Trust and about how management and service providers mitigate those risks, enabling the independent Committee chairs and other independent members of the Committees to discuss these risks with the full Board.

The Board recognizes that not all risks that may affect the funds can be identified nor can processes and controls be developed to eliminate or mitigate the occurrence or effects of certain risks; some risks are simply beyond the reasonable control of the funds, their management, and service providers. Although the risk oversight functions of the Board, and the risk management policies of fund management and fund service providers, are designed to be effective, there is no guarantee that they will eliminate or mitigate all risks. In addition, it may be necessary to bear certain risks (such as investment-related risks) to achieve each fund’s investment objective. As a result of the foregoing and other factors, the funds’ ability to manage risk is subject to significant limitations.

Individual Trustee Qualifications

The Board has concluded that each of the trustees should initially and continue to serve on the Board because of (i) his or her ability to review and understand information about the Trust provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management regarding material factors bearing on the management of the Trust, and to exercise their business judgment in a manner that serves the best interests of the Trust’s shareholders and (ii) the trustee’s experience, qualifications, attributes or skills as described below.

The Board has concluded that Mr. Bettinger should serve as trustee of the Trust because of the experience he gained as president and chief executive officer of The Charles Schwab Corporation, his knowledge of and experience in the financial services industry, and the experience he has gained serving as trustee of the Schwab Funds since 2008.

The Board has concluded that Ms. Byerwalter should serve as trustee of the Trust because of the experience she gained as chairman of her own corporate advisory and consulting firm and as former chief financial officer of a university and a bank, the experience she has gained serving as trustee of the Schwab Funds since 2000 and the Laudus Funds since 2004, and her service on other public company and mutual insurance company boards.

The Board has concluded that Mr. Cogan should serve as trustee of the Trust because of the experience he has gained serving as a senior fellow and professor of public policy at a university and his former service in government, the experience he has gained serving as trustee of the Schwab Funds since 2008, and his service on other public company boards.

The Board has concluded that Mr. Hasler should serve as trustee of the Trust because of the experience he gained serving as former vice chair of the consulting practice of an accounting firm and as former co-chief executive officer of a public company, his service as former dean of a business school, the experience he has gained serving as trustee of the Schwab Funds since 2000 and the Laudus Funds since 2004, his service on other public company boards, and his experience serving as Chair of the Trust’s Audit and Compliance Committee.

The Board has concluded that Mr. Mahoney should serve as trustee of the trust because of the experience he gained as co-chief executive officer of a healthcare services company, and his service on other public company boards.

The Board has concluded that Mr. Patel should serve as trustee of the trust because of the experience he gained as executive vice president, general manager and chief financial officer of a software company, and his service on other public company boards.

The Board has concluded that Mr. Schwab should serve as trustee of the Trust because of the experience he has gained as founder and chairman of the board of Schwab, and subsequently its parent corporation, The Charles Schwab Corporation, his experience in and knowledge of the financial services industry, the experience he has gained serving as Chairman of the Board of Trustees of the Schwab Funds since their inception, and his former service on other public company boards.

The Board has concluded that Mr. Smith should serve as trustee of the Trust because of the experience he has gained as managing partner of his own investment advisory firm, the experience he has gained serving as trustee of the Schwab Funds since 2000, his service on other public company boards, and his experience serving as Chair of the Trust’s Investment Oversight Committee.

The Board has concluded that Mr. Wender should serve as trustee of the Trust because of the experience he gained serving as former partner and chairman of the finance committee of an investment bank, the experience he has gained serving as trustee of the Schwab Funds since 2008, and his service on other public company boards.

Trustee Compensation

The following table provides trustee compensation for the fiscal year ended December 31, 2011.

Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	($) Estimated Total Compensation from Fund Complex

Interested Trustees

Charles R. Schwab	$0	$0	$0
Walter W. Bettinger II	$0	$0	$0
Independent Trustees
Mariann Byerwalter
John F. Cogan
William A. Hasler
David L. Mahoney
Kiran M. Patel
Gerald B. Smith
Joseph H. Wender

*	For the fiscal year ending December 31, 201, the trust and fund complex paid consulting fees of $ and $ , respectively, to each of Donald R. Stephens and Michael W. Wilsey, former trustees of the trust. Messrs. Stephens and Wilsey retired from the Board of Trustees on December 31, 2010.

Securities Beneficially Owned By Each Trustee

The following table provides each trustee’s equity ownership of a fund and ownership of all registered investment companies overseen by each trustee in the Family of Investment Companies as of December 31, 2011.

NAME OF TRUSTEE	DOLLAR RANGE OF TRUSTEE OWNERSHIP OF THE FUNDS			AGGREGATE DOLLAR RANGE OF TRUSTEE OWNERSHIP IN THE FAMILY OF INVESTMENT COMPANIES
	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio

INTERESTED TRUSTEES
Charles R. Schwab	None	None	None	$
Walter Bettinger	None	None	None	$

INDEPENDENT TRUSTEES
Mariann Byerwalter	None	None	None	$
John F. Cogan	None	None	None	$
William A. Hasler	None	None	None	$
David L. Mahoney	None	None	None	$
Kiran M. Patel	None	None	None	$

Gerald B. Smith	None	None	None	$
Joseph H. Wender	None	None	None	$

Deferred Compensation Plan

Independent Trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by a trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of Schwab Funds® selected by the trustee. Currently, none of the Independent Trustees has elected to participate in this plan.

Code of Ethics

The Portfolios, the investment adviser and Schwab have adopted a Code of Ethics as required under the 1940 Act. Subject to certain conditions or restrictions, the Code of Ethics permits the trustees, directors, officers or advisory representatives of the Portfolios or the investment adviser or the directors or officers of Schwab to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the Portfolios. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser’s Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.

PROXY VOTING

The Board of Trustees of the trust has delegated the responsibility for voting proxies to CSIM through its Advisory Agreement. The trustees have adopted CSIM’s Proxy Voting Policy and Procedures with respect to proxies voted on behalf of the various Schwab Funds portfolios. A description of CSIM’s Proxy Voting Policy and Procedures is included in Appendix — Description of Proxy Voting Policy Procedures.

The trust is required to disclose annually a Portfolio’s complete proxy voting record on Form N-PX. The trust’s proxy voting record for the most recent 12 month period ended June 30th is available by visiting the Schwab website at www.schwabfunds.com/prospectus. A trust’s Form N-PX will also be available on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of [                ], 2012, the officers and trustees of the trust, as a group, did not own of record, directly or beneficially, any of the outstanding voting securities of any of the Portfolios.

As of [                ], 2012, no persons or entities owned, of record or beneficially, more than 5% of the outstanding securities of any of the Portfolios.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, 211 Main Street, San Francisco, CA 94105, serves as the Portfolios’ investment adviser and administrator pursuant to Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (Schwab) 211 Main Street, San Francisco, CA. 94105, is an affiliate of the investment adviser and is the trust’s distributor and shareholder services agent.

Charles R. Schwab is the founder, Chairman, and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.

In selecting underlying funds and other investments, the investment adviser uses asset allocation research provided by Charles Schwab Investment Advisory, Inc. (CSIA), an affiliate of the investment adviser. [Pursuant to an agreement between the investment adviser and CSIA, the investment adviser pays CSIA a fixed annual fee for these services.]

ADVISORY AGREEMENT

The continuation of a Portfolio’s Advisory Agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the Portfolio, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement between the trust and CSIM with respect to existing portfolios in the trust. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Portfolios’ investment adviser, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.

For its advisory and administrative services to the Portfolios, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly based on the Portfolio’s average daily net assets as follows.

PORTFOLIO	FEE
Schwab VIT Balanced Portfolio	[ ]%
Schwab VIT Balanced with Growth Portfolio	[ ]%
Schwab VIT Growth Portfolio	[ ]%

Pursuant to the Advisory Agreement, the Adviser is responsible for substantially all expenses of the Portfolios, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding interest expense and taxes, brokerage expenses and extraordinary or non-routine expenses.

The Portfolios did not pay any investment advisory or administrative fee to CSIM because the Portfolios had not yet commenced operations.

[The investment adviser and Schwab have agreed to limit through at least [ ], the total annual operating expenses (excluding interest, taxes, and certain non-routine expenses, if any) of the Schwab VIT Balanced Portfolio to [    ]% of the average daily net assets of the Portfolio, of the Schwab VIT Balanced with Growth Portfolio to [    ]% of the average daily net assets of the Portfolio, and the Schwab VIT Growth Portfolio to [    ]% of the average daily net assets of the Portfolio. Any amounts waived or reimbursed by the investment adviser in a particular fiscal year will be subject to reimbursement by a Portfolio to the investment adviser during the next two fiscal years to the extent that the repayment will not cause the Portfolio’s total annual portfolio operating expenses to exceed the limit (as stated in the agreement) during the respective year. This recapture could negatively affect a Portfolio’s future performance.

The amount of the expense cap is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of a Portfolio. The expense cap is not intended to cover all portfolio expenses, and a Portfolio's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest, taxes and the fees and expenses of pooled investment vehicles, such as ETFs, REITs and other investment companies, that are held by a Portfolio, nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.

Distributor

Pursuant to separate Amended and Restated Distribution Agreements between Schwab and the Trust, Schwab is the principal underwriter for shares of the Portfolios and is the trust’s agent for the purpose of the continuous offering of the Portfolios’ shares. The Portfolios pay for prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the Distribution Agreement.

Shareholder Services Agent

Schwab provides portfolio information to shareholders, including share price, shareholder ownership and account activities and distributes the Portfolios’ prospectuses, financial reports and other informational literature about the Portfolios. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets the Portfolios and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services. For the services performed as shareholder services agent under its contract with each Portfolio, Schwab does not receive a fee.

Transfer Agent

Boston Financial Data Services, Inc., Two Heritage Drive, Quincy, Massachusetts 02171, serves as the Portfolios’ transfer agent. As part of these services, the firm maintains records pertaining to the sale, redemption and transfer of the Portfolios’ shares.

Custodians and Fund Accountant

[Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, 02109] serves as custodian for the Portfolios.

[State Street Bank and Trust Company, One Lincoln Street, Boston, MA, 02111] serves as fund accountant to the Portfolios.

The custodians are responsible for the daily safekeeping of securities and cash held or sold by the Portfolios. The fund accountant maintains all books and records related to the Portfolios’ transactions.

Independent Registered Public Accounting Firm

The Portfolios’ independent registered public accounting firm, PricewaterhouseCoopers, LLP, audits and reports on the annual financial statements of each of the Portfolios and reviews certain regulatory reports and each Portfolio’s federal income tax return. They also perform other auditing, tax and advisory services when the trust engages them to do so. Their address is 3 Embarcadero Center, San Francisco, CA 94111.

Legal Counsel

Dechert LLP serves as counsel to the trust.

Other Expenses

The Portfolios pay other expenses that typically are connected with the trust’s operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the Portfolios. Expenses not directly attributable to a particular Portfolio will generally be allocated among the Portfolios in the trust on the basis of each Portfolio’s relative net assets at the time the expense is incurred.

PORTFOLIO MANAGER

Other Accounts. The portfolio manager (collectively referred to as the “Portfolio Manager”) is responsible for the day-to-day management of certain accounts, as listed below. The accounts listed below are not subject to a performance-based advisory fee. The information below is provided as of [ ], 2012.

	Registered Investment Companies (this amount includes the funds in this Statement of Additional Information)					Other Pooled Investment Vehicles				Other Accounts
Name	Number of Accounts		Total Assets			Number of Accounts		Total Assets		Number of Accounts		Total Assets
Omar Aguilar	[	]	$	[	]	[	]	[	]	[	]	[	]

Conflicts of Interest.  The portfolio manager for any Portfolio that invests in other Schwab funds must make investment decisions without taking into consideration, or being in possession of, material non-public information about the underlying Schwab funds. Despite the portfolio manager’s intention to not receive material, non-public information, CSIM has established procedures to prevent portfolio managers from having access to and trading on material, non-public information regarding underlying Schwab Funds. Under these procedures, the investment adviser monitors the Portfolios’ trading activity in the underlying funds, escalates breaches of information barriers and develops enhancements to information barriers as necessary. In the event that a portfolio manager comes into possession of material, non-public information about an underlying fund, the portfolio manager’s ability to invest in that underlying fund could potentially be restricted as a result of the portfolio manager’s possession of such information. The trading restriction could have an adverse effect on the ability of a Portfolio managed by the portfolio manager to participate in any potential gains of the restricted underlying Schwab fund. In some instances, these trading restrictions could continue in effect for a substantial period of time.

The portfolio manager’s management of other accounts may give rise to potential conflicts of interest in connection with its management of a Portfolio’s investments, on the one hand, and the investments of the other accounts, on the other. These other accounts include Schwab Personal

Portfolio Managed Accounts and other mutual funds advised by CSIM (collectively, the “Other Managed Accounts”). The Other Managed Accounts might have similar investment objectives as a Portfolio, track the same index a Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by a Portfolio. While the portfolio manager’s management of Other Managed Accounts may give rise to the potential conflicts of interest listed below, CSIM does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, CSIM believes it has adopted policies and procedures that are designed to manage those conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades.  A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Portfolio. Because of their positions with a Portfolio, the portfolio manager knows the size, timing, and possible market impact of portfolio trades. It is theoretically possible that the portfolio managers could use this information to the advantage of the Other Managed Accounts they manage and to the possible detriment of a Portfolio. However, CSIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. Moreover, with respect to index funds, which seek to track their benchmark index, much of this information is publicly available. When it is determined to be in the best interest of both accounts, the portfolio manager may aggregate trade orders for the Other Managed Accounts, excluding Schwab Personal Portfolio Managed Accounts, with those of a Portfolio. All aggregated orders are subject to CSIM’s aggregation and allocation policy and procedures, which provide, among other things, that (i) a portfolio manager will not aggregate orders unless he or she believes such aggregation is consistent with his or her duty to seek best execution; (ii) no account will be favored over any other account; (iii) each account that participates in an aggregated order will participate at the average security price with all transaction costs shared on a pro-rata basis; and (iv) if the aggregated order cannot be executed in full, the partial execution is allocated pro-rata among the participating accounts in accordance with the size of each account’s order.

Investment Opportunities.  A potential conflict of interest may arise as a result of the portfolio manager’s management of a Portfolio and Other Managed Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors the Other Managed Accounts over a Portfolio, which conflict of interest may be exacerbated to the extent that CSIM or the portfolio manager receives, or expect to receive, greater compensation from their management of the Other Managed Accounts than a Portfolio. Notwithstanding this theoretical conflict of interest, it is CSIM’s policy to manage each account based on its investment objectives and related restrictions and, as discussed above, CSIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions. For example, while the portfolio manager may buy for an Other Managed Account securities that differ in identity or quantity from securities bought for a Portfolio or refrain from purchasing securities for an Other Managed Account that they are otherwise buying for a Portfolio in an effort to outperform its specific benchmark, such an approach might not be suitable for a Portfolio given its investment objectives and related restrictions.

Compensation.  During the most recent fiscal year, each portfolio manager’s compensation consists of a fixed annual (“base”) salary and a discretionary bonus. The base salary is determined considering compensation payable for a similar position across the investment management industry and an evaluation of the individual portfolio manager’s overall performance such as the portfolio manager’s contribution to the investment process, good corporate citizenship, risk management and mitigation, and functioning as an active contributor to the firm’s success. The discretionary bonus is determined in accordance with the CSIM Equity and Fixed Income Portfolio Manager Incentive Plan (the “Plan”) as follows:

(a) There are two independent funding components for the Plan:

•	75% of the funding is based on equal weighting of Investment Fund Performance and Risk Management and Mitigation

•	25% of the funding is based on Corporate results

Investment Fund Performance and Risk Management and Mitigation (75% weight)

Investment Fund Performance:

At the close of the year, each Fund’s performance will be determined by its 1-year, 1 and 2-year, or 1 and 3-year percentile standing (based on pre-tax return before expenses) within its designated benchmark, peer group, or category, depending on the strategy of the fund (i.e., whether the Fund is passively or actively managed) using standard statistical methods approved by CSIM senior management. Investment Fund Performance measurements may be changed or modified at the discretion of the CSIM President and CSIM Chief Operating Officer. As each participant may manage and/or support a number of funds, there may be several funds considered in arriving at the incentive compensation funding.

Risk Management and Mitigation:

Risk Management and Mitigation will be rated by CSIM’s Chief Investment Officer, CSIM’s Head of Investment Risk, CSIM’s Chief Legal Officer, CSIM’s Chief Compliance Officer and CSIM’s Head of Operations Risk (or individuals with comparable responsibilities). Factors they will consider will include, but are not limited to:

•	Balancing safety of fund principal with appropriate limits that provide investment flexibility given existing market conditions

•	Making timely sell recommendations to avoid significant deterioration of value resulting from the weakening condition of the issuer

•	Escalating operating events and errors for prompt resolution

•	Identifying largest risks and actively discussing with management

•	Accurately validating fund information disseminated to the public (e.g., Annual and Semi-Annual reports, fund fact sheets, fund prospectus)

•	Executing transactions timely and without material trade errors that result in losses to the funds

•	Ensuring ongoing compliance with prospectus and investment policy guidelines

•	Minimizing fund compliance exceptions

•	Actively following up and resolving compliance exceptions

Corporate Performance (25% weight)

The Corporate Bonus Plan is an annual bonus plan that provides discretionary awards based on the financial performance of The Charles Schwab Corporation (“CSC”) during the annual performance period. Quarterly advances may be paid for the first three quarters. Allocations are discretionary and aligned with CSC and individual performance. Funding for the Plan is determined at the conclusion of the calendar year. Funding will be capped at 200% of target.

At year-end, the full-year funding for both components of the Plan will be pooled together. The total pool is allocated to Plan participants by CSIM senior management based on their assessment of a variety of performance factors.

Factors considered in CSIM senior management’s allocation process will include objective and subjective factors that will take into consideration total performance and will include, but are not limited to:

•	Fund performance relative to performance measure
•	Risk management and mitigation
•	Individual performance against key objectives
•	Contribution to overall group results
•	Functioning as an active contributor to the firm’s success
•	Team work
•	Collaboration between Analysts and portfolio managers
•	Regulatory/Compliance management.

The Portfolio Manager’s compensation is not based on the value of the assets held in a fund’s portfolio.

Ownership of Fund Shares. As of [                ], 2012, the portfolio manager did not beneficially owned shares of the Portfolios.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Portfolio Turnover

For reporting purposes, a Portfolio’s portfolio turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the Portfolio owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less (“short-term securities”) are excluded.

A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year.

High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio, and could involve realization of capital gains that would be taxable when distributed to shareholders of a Portfolio. To the extent that portfolio turnover results in the realization of net short-term capital gains, such gains are ordinarily taxed to shareholders at ordinary income tax rates.

Portfolio Holdings Disclosure

The Portfolios’ Board of Trustees has approved policies and procedures that govern the timing and circumstances regarding the disclosure of fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding each Portfolio’s securities is in the best interests of Portfolio shareholders, and include procedures to address conflicts between the interests of the Portfolios’ shareholders, on the one hand, and those of the Portfolios’ investment adviser, principal underwriter or any affiliated person of the Portfolios, their investment adviser, or their principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the president of the Portfolios to authorize the release of each Portfolio’s holdings, as necessary, in conformity with the foregoing principles.

The Board exercises on-going oversight of the disclosure of portfolio holdings by overseeing the implementation and enforcement of the Portfolio’s policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters. The Board will receive periodic updates, at least annually, regarding entities which were authorized to be provided “early disclosure” (as defined below) of the fund’s portfolio holdings information.

A complete list of each portfolio’s holdings is published on the Schwab Funds website at www.schwabfunds.com/prospectus, under “Prospectuses and Reports”, typically 60-80 days after the end of each Portfolio’s fiscal quarter. The portfolio holdings information available on the Schwab Funds’ website is the same that is filed with the SEC on Form N-Q or Form N-CSR. In addition, each Portfolio’s top ten holdings list is posted on the Schwab Funds website monthly, typically with a 10-day lag. In addition to the top ten holdings information, the Portfolios also provide on the website monthly information regarding certain attributes of a Portfolio, such as a Portfolio’s sector weightings, composition, credit quality and duration [and maturity], as applicable. The information on the website is publicly available to all categories of persons.

Each Portfolio may disclose portfolio holdings information to certain persons and entities prior to and more frequently than the public disclosure of such information (“early disclosure”). The president may authorize early disclosure of portfolio holdings information to such parties at differing times and/or with different lag times provided that (a) the president of the Portfolios determines that the disclosure is in the best interests of the Portfolios and that there are no conflicts of interest between the Portfolio’s shareholders and Portfolio’s adviser and distributor; and (b) the recipient is, either by contractual agreement or otherwise by law, required to maintain the confidentiality of the information.

In addition, the Portfolios’ service providers including, without limitation, the investment adviser, distributor, the custodian, fund accountant, transfer agent, auditor, proxy voting service provider, pricing information venders, publisher, printer and mailing agent may receive early disclosure of portfolio holdings information as frequently as daily in connection with the services they perform for the Portfolios. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information whether imposed by the provisions of the service provider’s contract with the trust or by the nature of its relationship with the trust.

The Portfolios’ policies and procedures prohibit the Portfolios, the Portfolios’ investment adviser or any related party from receiving any compensation or other consideration in connection with the disclosure of portfolio holdings information.

The Portfolios may disclose non-material information including commentary and aggregate information about the characteristics of a Portfolio in connection with or relating to a Portfolio or its portfolio securities to any person if such disclosure is for a legitimate business purpose, such disclosure does not effectively result in the disclosure of the complete portfolio securities of any Portfolio (which can only be disclosed in accordance with the above requirements), and such information does not constitute material non-public information. Such disclosure does not fall within the portfolio securities disclosure requirements outlined above.

Whether the information constitutes material non-public information will be made on a good faith determination, which involves an assessment of the particular facts and circumstances. In most cases commentary or analysis would be immaterial and would not convey any advantage to a recipient in making a decision concerning a Portfolio. Commentary and analysis includes, but is not limited to, the allocation of a Portfolio’s investment securities and other investments among various asset classes, sectors, industries, and countries, the characteristics of the stock components and other investments of a Portfolio, the attribution of portfolio returns by asset class, sector, industry and country, and the volatility characteristics of a Portfolio.

Portfolio Transactions

The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of the Portfolios. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Purchases and sales of securities on a stock exchange or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer’s underwriter, or a dealer. The Portfolios do not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices the Portfolios pay to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which certain of the Portfolios invest are traded primarily in the over-the-counter market on a net basis and do not normally involve either brokerage commissions or transfer taxes. It is expected that the cost of executing portfolio securities transactions of the Portfolios will primarily consist of dealer spreads and brokerage commissions.

The investment adviser seeks to obtain the best selling execution for the Portfolios’ transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; ability to facilitate short selling provision of additional brokerage or research services or products; whether a broker guarantees that a Portfolio will receive, on aggregate, prices at least as favorable as the closing prices on a given day when adherence to “market-on-close” pricing aligns with portfolio objectives; or whether a broker guarantees that a Portfolio will receive the volume-weighted average price (VWAP) for a security for a given trading day (or portion thereof) when the investment adviser believes that VWAP execution is in a Portfolio’s best interest. In addition, the investment adviser has incentive sharing arrangements with certain unaffiliated brokers who guarantee market-on-close pricing: on a day when such a broker executes transactions at prices better, on aggregate, than market-on-close prices, that broker may receive, in addition to his or her standard commission, a portion of the net difference between the actual execution prices and corresponding market-on-close prices for that day.

The investment adviser may cause a Portfolio to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless principal transactions, in accordance with applicable SEC and other regulatory guidelines. In both instances, these services or products may include: company financial data and economic data (e.g., unemployment, inflation rates and GDP figures), stock quotes, last sale prices and trading volumes, research reports analyzing the performance of a particular company or stock, narrowly distributed trade magazines or technical journals covering specific industries, products, or issuers, seminars or conferences registration fees which provide substantive content relating to eligible research, quantitative analytical software and software that provides analyses of securities portfolios, trading strategies and pre/post trade analytics, discussions with research analysts or meetings with corporate executives which provide a means of obtaining oral advice on securities, markets or particular issuers, short-term custody related to effecting particular transactions and clearance and settlement of those trades, lines between the broker-dealer and order management systems operated by a third party vendor, dedicated lines between the broker-dealer and the investment adviser’s order management system, dedicated lines providing direct dial-up service between the investment adviser and the trading desk at the broker-dealer, message services used to transmit orders to broker-dealers for execution, electronic communication of allocation instructions between institutions and broker-dealers, comparison services required by the SEC or another regulator (e.g., use of electronic confirmation and affirmation of institutional trades), exchange of messages among brokerage dealers, custodians, and institutions related to a trade, post-trade matching of trade information, routing settlement instructions to custodian banks and broker-dealers’ clearing agents, software that provides algorithmic trading strategies, and trading software operated by a broker-dealer to route orders to market centers or direct market access systems. The investment adviser may use research services furnished by brokers or dealers in servicing all client accounts, and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.

The investment adviser may receive a service from a broker or dealer that has both a “research” and a “non-research” use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions or spreads, while the investment adviser will use its own portfolios to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser and sub-advisers believe that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.

The investment adviser may purchase for the Portfolios new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services, in accordance with applicable rules and regulations permitting these types of arrangements. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary marker transactions. These arrangements may not fall within the safe harbor of Section 28(e).

The investment adviser may place orders directly with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable the Portfolios to trade directly with other institutional holders. At times, this may allow the Portfolios to trade larger blocks than would be possible trading through a single market maker.

The investment adviser may aggregate securities sales or purchases among two or more Portfolios. The investment adviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected Portfolio or fund and is consistent with the terms of the investment advisory agreement for such Portfolio. In any single transaction in which purchases and/or sales of securities of any issuer for the account of a Portfolio are aggregated with other accounts managed by the investment adviser, the actual prices applicable to the transaction will be averaged among the accounts for which the transaction is effected, including the account of the Portfolio.

In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the Portfolios on securities exchanges, the investment adviser follows procedures, adopted by the Portfolios’ Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

Brokerage Commissions

Because the Portfolios were not in operation prior to the date of this Statement of Additional Information, no brokerage commissions were paid for each of the last three fiscal years.

Regular Broker-Dealers

A Portfolio’s regular broker-dealers during its most recent fiscal year are: (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the fund; (2) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (3) the ten broker-dealers that sold the largest dollar amount of the fund’s shares. Each Portfolio is new and, therefore, has not purchased securities issued by any regular broker-dealers.

Because the Portfolios were not in operation prior to the date of this Statement of Additional Information, the Portfolios did not purchase any securities issued by their regular broker-dealers.

DESCRIPTION OF THE TRUST

Each Portfolio is a series of Schwab Annuity Portfolios, an open-end investment management company organized as a Massachusetts business trust on January 21, 1994.

The Portfolios may hold special shareholder meetings which may cause the Portfolios to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

Life and annuity insurance companies and their separate accounts are the record owners of Portfolio shares. The Portfolios understand that the life and annuity insurance companies will vote their shares in accordance with timely instructions received from contract owners who have allocated contract values to the Portfolios, to the extent required by applicable laws.

The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval. Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust’s obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust’s acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that a Portfolio could become liable for a misstatement in the prospectus or SAI about another portfolio.

As more fully described in the Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year’s income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash pursuant to elections made by the participating insurance companies. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.

Any series of the trust may reorganize or merge with one or more other series of the trust or another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the trustees then in office and, to the extent permitted by applicable law [and the trust’s Amended and Restated Declaration of Trust and Amended and Restated Bylaws], without the approval of shareholders of any series.

PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER DOCUMENTS AND

PRICING OF SHARES

Purchasing and Redeeming Shares of the Portfolios

You cannot purchase shares of the Portfolios directly, but you may allocate account value under your variable contract to and from the Portfolios in accordance with the terms of your variable contract. Please refer to the appropriate separate account prospectus for information on how to purchase units of a variable contract and how to select specific Portfolios as investment options.

As long as the Portfolios or Schwab follows reasonable procedures to confirm that an investor’s telephone or Internet order is genuine, they will not be liable for any losses the investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or other confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.

The Portfolios have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC’s prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a Portfolio. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in “Pricing of Shares.” A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash. Please note that this ability to make in-kind redemptions may be effected by agreements made with participating insurance companies.

The Portfolios are designed for long-term investing. Because short-term trading activities can disrupt the smooth management of a Portfolio and increase its expenses, each Portfolio reserves the right, in its sole discretion, to refuse any purchase or exchange order, or large purchase or exchange orders, including any purchase or exchange order which appears to be associated with short-term trading activities or “market timing.” Because market timing decisions to buy and sell securities typically are based on an individual investor’s market outlook, including such factors as the perceived strength of the economy or the anticipated direction of interest rates, it is difficult for a Portfolio to determine in advance what purchase or exchange orders may be deemed to be associated with market timing or short-term trading activities. The Portfolios and Schwab reserve the right to refuse any purchase or exchange order, including large orders that may negatively impact their operations. More information regarding the Portfolios’ market timing policies is included in the Portfolios’ prospectuses.

Delivery of Shareholder Documents

Typically once a year, an updated prospectus will be mailed to shareholders describing each Portfolio’s investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each Portfolio’s performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called “householding.” If you want to receive multiple copies, you may write or call your Portfolio at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.

Pricing of Shares

Each business day, each Portfolio calculates its share price, or net asset value per share (“NAV”), as of the close of the NYSE (generally 4 p.m. Eastern time). This means that NAVs are calculated using the values of a Portfolio’s securities as of the close of the NYSE. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available are required to be valued at fair value using procedures approved by the Board of Trustees.

Shareholders of Portfolios that invest in foreign securities should be aware that because foreign markets are often open on weekends and other days when the Portfolios are closed, the value of some of a Portfolio’s securities may change on days when it is not possible to buy or sell shares of the Portfolio. The Portfolios use approved pricing services to provide values for their portfolio securities. Current market values are generally determined by the approved pricing services as follows: generally securities traded on exchanges are valued at the last-quoted sales price on the exchange on which such securities are primarily traded, or, lacking any sales, at the mean between the bid and ask prices; generally securities traded in the over-the-counter market are valued at the last reported sales price that day, or, if no sales are reported, at the mean between the bid and ask prices. Generally securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Securities may be fair valued pursuant to procedures approved by the Portfolios’ Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the Portfolios pursuant to the procedures.

In accordance with the 1940 Act, the underlying funds in which the Portfolios invest are valued at their respective net asset values as determined by those funds. The underlying funds value their Portfolio securities based on market quotes if they are readily available.

TAXATION

This discussion of federal income tax consequences is based on the Internal Revenue Code (Code) and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Federal Tax Information for the Portfolios

For a discussion of the tax status of a particular insurance contract and the tax consequences of ownership of such a contract, refer to the appropriate variable contract prospectus. Shares of the Portfolios are available only through separate accounts of participating insurance companies and plans.

It is each Portfolio’s policy to qualify for taxation as a “regulated investment company” (RIC) by meeting the requirements of Subchapter M of the Code. By qualifying as a RIC, each Portfolio expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a Portfolio does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains. In addition, each Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the trust’s other Portfolios. Each Portfolio intends to qualify as a RIC so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Portfolio must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Portfolio’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of a Portfolio’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Portfolio’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Portfolio’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers and which are engaged in the same, similar, or related trades or businesses if the Portfolio owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

Certain master limited partnerships may qualify as “qualified publicly traded partnerships” for purposes of the Subchapter M diversification rules described above. In order to do so, the master limited partnership must satisfy two requirements during the taxable year. First, the interests of such partnership either must be traded on an established securities market or must be readily tradable on a secondary market (or the substantial equivalent thereof). Second, the partnership must meet the 90% gross income requirements for the exception from treatment as a corporation with gross income other than income consisting of dividends, interest, payments with respect to securities loans, or gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock securities or currencies.

The Portfolios should not be subject to the 4% Federal excise tax imposed on regulated investment companies that do not distribute substantially all of their income and gains each calendar year so long as their only shareholders are certain retirement plans or segregated asset accounts of life insurance companies held in connection with variable annuity contracts or life insurance policies described in Section 817(d) of the Code or certain other tax-exempt entities.

Internal Revenue Service regulations applicable to separate accounts generally require that Portfolios that serve as the funding vehicles for separate accounts invest no more than 55% of the value of their total assets in one investment, 70% in two investments, 80% in three investments and 90% in four investments.

Alternatively, a Portfolio will be treated as meeting these requirements for any quarter of its taxable year if, as of the close of such quarter, the Portfolio meets the diversification requirements applicable to regulated investment companies and no more than 55% of the value of its total assets consists of cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies.

The Portfolios intend to meet these requirements. Internal Revenue Service regulations also limit the types of investors that may invest in such a portfolio. The Portfolios intend to meet this limitation by offering shares only to participating insurance companies and their separate accounts in connection with the purchase of contracts and variable life insurance policies and to plans.

A Portfolio’s transactions in futures contracts, forward contracts, foreign exchange currency transactions, options and certain other investment and hedging activities may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to a Portfolio, defer its losses, cause adjustments in the holding periods of the Portfolio’s assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the Portfolio’s income. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Portfolio will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of a Portfolio and its shareholders.

Each Portfolio may invest in a non-U.S. corporation that could be treated as a passive foreign investment company (PFIC) or become a PFIC under the Code. In addition, an underlying fund of the Portfolios may invest in non- U.S. corporations that would be treated as PFICs or become PFICs. The direct or indirect investment in PFICs could result in adverse tax consequences upon the disposition of, or the receipt of “excess distributions” with respect to, such equity investments. To the extent the Portfolio (or an underlying fund) does invest in PFICs, it may elect to treat the PFIC as a “qualified electing fund” or mark-to-market its investments in PFICs annually. In either case, the Portfolio (or the underlying fund) may be required to distribute amounts in excess of realized income and gains. To the extent the Portfolio (or an underlying fund) does invest in foreign securities that are determined to be PFIC securities and is required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to the Portfolio’s shareholders. Therefore, the payment of this tax would reduce the Portfolio’s economic return from its shares, and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolios. No attempt is made to present a complete explanation of the Federal tax treatment of the Portfolios’ activities, and this discussion must be read in conjunction with the discussion in the prospectuses and/or statements of additional information for the applicable insurance and annuity contracts. It is not intended as a substitute for careful tax planning, and does not discuss the taxation of insurance companies or the taxation of holders of variable contracts. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the insurance and annuity contracts and the holders thereof.

APPENDIX—RATINGS OF INVESTMENT SECURITIES

From time to time, each portfolio may report the percentage of its assets which fall into the rating categories set forth below.

BONDS

Moody’s Investors Service

Aaa	Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A	Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

STANDARD & POOR’S CORPORATION

Investment Grade

AAA	Debt rated ‘AAA’ has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA	Debt rated ‘AA’ has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A	Debt rated ‘A’ has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB	Debt rated ‘BBB’ is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated ‘BB’ and ‘B’ is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB	Debt rated ‘BB’ has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The ‘BB’ rating category is also used for debt subordinated to senior debt that is assigned an actual or implied ‘BBB-’ rating.

B	Debt rate ‘B’ has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The ‘B’ rating category also is used for debt subordinated to senior debt that is assigned an actual or implied ‘BB’ or ‘BB-rating.

Fitch, Inc.

Investment Grade Bond

AAA	Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA	Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated ‘AAA’. Because bonds rated in the ‘AAA’ and ‘AA’ categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated ‘F-1+’.

A	Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB	Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade Bond

BB	Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B	Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Dominion Bond Rating Service

Bond and Long Term Debt Rating Scale

As is the case with all DBRS rating scales, long term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. DBRS ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every DBRS rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.

AAA: Highest Credit Quality

AA: Superior Credit Quality

A: Satisfactory Credit Quality

BBB: Adequate Credit Quality

BB: Speculative

B: Highly Speculative

CCC: Very Highly Speculative

CC: Very Highly Speculative

C: Very Highly Speculative

“AAA” Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

“AA” Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

Table of Contents

“A” Bonds rated “A” are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the “A” category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

“BBB” Bonds rated “BBB” are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present which reduce the strength of the entity and its rated securities.

“BB” Bonds rated “BB” are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

“B” Bonds rated “B” are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC” / “CC” / “C” Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated “B”. Bonds rated below “B” often have characteristics which, if not remedied, may lead to default. In practice, there is little difference between the “C” to “CCC” categories, with “CC” and “C” normally used to lower ranking debt of companies where the senior debt is rated in the “CCC” to “B” range.

“D” This category indicates Bonds in default of either interest or principal.

(“high”, “low”) grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.

COMMERCIAL PAPER AND SHORT-TERM DEBT RATING SCALE

Dominion Bond Rating Service

As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner. DBRS ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every DBRS rating is based on quantitative and qualitative considerations which are relevant for the borrowing entity.

R-1: Prime Credit Quality

R-2: Adequate Credit Quality

R-3: Speculative

All three DBRS rating categories for short term debt use “high”, “middle” or “low” as subset grades to designate the relative standing of the credit within a particular rating category. The following comments provide separate definitions for the three grades in the Prime Credit Quality area, as this is where ratings for active borrowers in Canada continue to be heavily concentrated.

“R-1 (high)” Short term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

“R-1 (middle)” Short term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition which DBRS has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

“R-1 (low)” Short term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

“R-2 (high)”, “R-2 (middle)”, “R-2 (low)” Short term debt rated “R-2” is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the “R-2” classification are not as strong as those in the “R-1” category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an “R-1 credit”. Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

“R-3 (high)”, “R-3 (middle)”, “R-3 (low)” Short term debt rated “R-3” is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. “R-3” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-3” ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

Moody’s Investors Service

Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-3 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

Standard & Poor’s Corporation

An S&P SP-1 rating indicates that the subject securities’ issuer has a strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P’s determination that an issuer has a satisfactory capacity to pay principal and interest is denoted by an SP-2 rating.

Fitch, Inc.

Obligations supported by the highest capacity for timely repayment are rated F1+. An F1 rating indicates that the obligation is supported by a very strong capacity for timely repayment. Obligations rated F2 are supported by a good capacity for timely repayment, although adverse changes in business, economic, or financial conditions may affect this capacity.

COMMERCIAL PAPER

Moody’s Investors Service

Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

Standard & Poor’s Corporation

A Standard & Poor’s Corporation (“S&P”) A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

Fitch, Inc.

F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

APPENDIX—Proxy Voting Policies and Procedures

Charles Schwab Investment Management, Inc.

The Charles Schwab Family of Funds

Schwab Investments

Schwab Capital Trust

Schwab Annuity Portfolios

Laudus Trust

Laudus Institutional Trust

Schwab Strategic Trust

Proxy Voting Policy and Procedures

As of April 2011

Charles Schwab Investment Management, Inc. (“CSIM”), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies and other clients for which it provides discretionary investment management services. CSIM’s Proxy Committee exercises and documents CSIM’s responsibility with regard to voting of client proxies (the “Proxy Committee”). The Proxy Committee is composed of representatives of CSIM’s Fund Administration, Legal, and Portfolio Management Departments, and chaired by CSIM’s Deputy Chief Investment Officer or his/her delegate. The Proxy Committee reviews and, as necessary, may amend periodically these Procedures to address new or revised proxy voting policies or procedures. The policies stated in these Proxy Voting Policy and Procedures (the “CSIM Proxy Procedures”) pertain to all of CSIM’s clients.

The Boards of Trustees (the “Trustees”) of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios ( “Schwab Funds”) have delegated the responsibility for voting proxies to CSIM through their respective Investment Advisory and Administration Agreements. In addition, the Boards of Trustees (the “Trustees”) of Laudus Trust and Laudus Institutional Trust (“Laudus Funds”) and the Schwab Strategic Trust (“Schwab ETFs”; collectively, the Schwab Funds, the Laudus Funds and the Schwab ETFs are the “Funds”) have delegated the responsibility for voting proxies to CSIM through their respective investment advisory and administration agreements. The Trustees have adopted these Proxy Procedures with respect to proxies voted on behalf of the various Schwab Funds, Laudus Funds, and Schwab ETFs portfolios. CSIM will present amendments to the Trustees for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend the Proxy Procedures between regular Schwab Funds, Laudus Funds and Schwab ETFs Board meetings. In such cases, the Trustees will be asked to ratify any changes at the next regular meeting of the Board.

To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Glass Lewis & Co. (“Glass Lewis”) as an expert in the proxy voting and corporate governance area. The services provided by Glass Lewis include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping.

Proxy Voting Policy

For investment companies and other clients for which CSIM exercises its responsibility for voting proxies, it is CSIM’s policy to vote proxies in the manner that CSIM and the Proxy Committee believes will maximize the economic benefit to CSIM’s clients. In furtherance of this policy, the Proxy Committee has received and reviewed Glass Lewis’ written proxy voting policies and procedures (“Glass Lewis’ Proxy Procedures”) and has determined that Glass Lewis’ Proxy Procedures are consistent with the CSIM Proxy Procedures and CSIM’s fiduciary duty with respect to its clients. The Proxy Committee has also implemented custom policies as set forth below. The Proxy Committee will review any material amendments to Glass Lewis’ Proxy Procedures to determine whether such procedures continue to be consistent with the CSIM Proxy Voting Procedures, and CSIM’s fiduciary duty with respect to its clients.

Except under each of the circumstances described below, the Proxy Committee will delegate to Glass Lewis responsibility for voting proxies, including timely submission of votes, on behalf of CSIM’s clients in accordance with Glass Lewis’ Proxy Procedures.

For proxy issues, that the Proxy Committee or the applicable portfolio manager or other relevant portfolio management staff believe raise significant concerns with respect to the accounts of CSIM clients, the Proxy Committee will review the analysis and recommendation of Glass Lewis. Examples of factors that could cause a matter to raise significant concerns include, but are not limited to: issues whose outcome has the potential to materially affect the company’s industry, or regional or national economy, and matters which involve broad public policy developments which may similarly materially affect the environment in which the company operates. The Proxy Committee also will solicit input from the assigned portfolio manager and other relevant portfolio management staff for the particular portfolio security. After evaluating all such recommendations, the Proxy Committee will decide how to vote the shares and will instruct Glass Lewis to vote consistent with its decision. The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares to seek to maximize the value of that particular holding.

With respect to proxies of an affiliated mutual fund, the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of the fund (i.e., “echo vote”), unless otherwise required by law. When required by law or applicable exemptive order, the Proxy Committee will also “echo vote” proxies of an unaffiliated mutual fund. For example, certain exemptive orders issued to the Schwab Funds by the Securities and Exchange Commission and Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, require the Schwab Funds, under certain circumstances, to “echo vote” proxies of registered investment companies that serve as underlying investments of the Schwab Funds. When not required to “echo vote,” the Proxy Committee will delegate to Glass Lewis responsibility for voting proxies of an unaffiliated mutual fund in accordance with Glass Lewis’ Proxy Procedures, subject to the custom policies set forth below.

In addition, with respect to holdings of The Charles Schwab Corporation (“CSC”) (ticker symbol: SCHW), the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of CSC (i.e., “echo vote”), unless otherwise required by law.

Exceptions from Glass Lewis’ Proxy Procedures: The Proxy Committee has reviewed the particular policies set forth in Glass Lewis’ Proxy Procedures and has determined that the implementation of the following custom policies is consistent with CSIM’s fiduciary duty to its clients:

•

Independent Chairman: With respect to shareholder proposals requiring that a company chairman’s position be filled by an independent director, the Proxy Committee has instructed Glass Lewis to vote with management on such proposal unless the company does not meet the applicable minimum total shareholder return threshold, as calculated below. In cases where a company fails to meet the threshold, the Proxy Committee has instructed Glass Lewis to vote the shareholder proposals requiring that the chairman’s position be filled by an independent director in accordance with Glass Lewis’ Proxy Procedures. In cases where a company is a registered investment company, the Proxy Committee has instructed Glass Lewis to vote with management on such proposal. Additionally, with respect to the election of a director who serves as the governance committee chair (or, in the absence of a governance committee, the chair of the nominating committee), the Proxy Committee has instructed Glass Lewis to vote for the director in cases where the company chairman’s position is not filled by an independent director and an independent lead or presiding director has not been appointed.

•

Classified Boards: With respect to shareholder proposals declassifying a staggered board in favor of the annual election of directors, the Proxy Committee has instructed Glass Lewis to vote with management on such proposal unless the company does not meet the applicable minimum total shareholder return threshold, as calculated below. In cases where a company fails to meet the threshold, the Proxy Committee has instructed Glass Lewis to vote the shareholder proposals declassifying a staggered board in favor of the annual election of directors in accordance with Glass Lewis’ Proxy Procedures.

Glass Lewis uses a three-year total return performance methodology to calculate the applicable minimum total shareholder return threshold. For Russell 3000 Index constituents, if a company’s total annual shareholder return is in the bottom 25% of Russell 3000 constituent companies’ total annual shareholder returns for three consecutive years, the company will be deemed not to have met the threshold. For companies not in the Russell 3000 Index, the universe of companies used for the minimum total shareholder return threshold calculation is all Glass Lewis covered companies outside of the Russell 3000 Index.

If Glass Lewis does not provide an analysis or recommendation for voting a particular proxy measure or measures, (1) two members of the Proxy Committee, including at least one representative from Portfolio Management, in consultation with the Chair of the Proxy Committee or his/her designee, may decide how to vote such proxy, or (2) the Proxy Committee may meet to decide how to vote such proxy.

Conflicts of Interest. Except as described above for proxies solicited by affiliated funds or CSC and the exceptions to Glass Lewis’ Proxy Procedures, proxy issues that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM’s clients, CSIM will delegate to Glass Lewis responsibility for voting such proxies in accordance with Glass Lewis’ Proxy Procedures,. The CSIM Legal Department is responsible for developing procedures to identify material conflicts of interest. [

Voting Foreign Proxies. CSIM has arrangements with Glass Lewis for voting proxies. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:

•	proxy statements and ballots written in a foreign language;

•	untimely and/or inadequate notice of shareholder meetings;

•	restrictions of foreigner’s ability to exercise votes;

•	requirements to vote proxies in person;

•	requirements to provide local agents with power of attorney to facilitate CSIM’s voting instructions.

In consideration of the foregoing issues, Glass Lewis uses its best-efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote. In addition, certain foreign countries impose restrictions on the sale of securities for a period of time before and/or after the shareholder meeting. To avoid these trading restrictions, the Proxy Committee instructs Glass Lewis not to vote such foreign proxies.

Securities Lending Programs. Certain of the Funds enter into securities lending arrangements with lending agents to generate additional revenue for their portfolios. In securities lending arrangements, any voting rights that accompany the loaned securities generally pass to the borrower of the securities, but the lender retains the right to recall a security and may then exercise the security’s voting rights. In order to vote the proxies of securities out on loan, the securities must be recalled prior to the established record date. CSIM will use its best efforts to recall a Fund’s securities on loan and vote such securities’ proxies if (a) the proxy relates to a special meeting of shareholders of the issuer (as opposed to the issuer’s annual meeting of shareholders), or (b) the Fund owns more than 5% of the outstanding shares of the issuer. Further, it is CSIM’s policy to use its best efforts to recall securities on loan and vote such securities’ proxies if CSIM determines that the proxies involve a material event affecting the loaned securities. CSIM may utilize third-party service providers to assist it in identifying and evaluating whether an event is material. CSIM may also recall securities on loan and vote such securities’ proxies in its discretion.

Sub-Advisory Relationships. Where CSIM has delegated day-to-day investment management responsibilities to an investment adviser, CSIM may delegate proxy voting responsibility to such investment adviser. Each sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities it has been allocated in the best interest of each investment company and its shareholders, or other client. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser’s proxy voting policy to determine whether it believes that each sub-adviser’s proxy voting policy is generally consistent with the maximization of economic benefits to the investment company or other client.

Reporting and Record Retention

CSIM will maintain, or cause Glass Lewis to maintain, records that identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients proxy voting records and procedures.

CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.

PART C

OTHER INFORMATION

SCHWAB ANNUITY PORTFOLIOS

Item 28.	Financial Statements and Exhibits.

Articles of Incorporation	(a)		Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1, of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on February 27, 1998 (hereinafter referred to as “PEA No. 7”).

By-laws	(b)		Amended and Restated Bylaws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on February 10, 2005.

Instruments Defining Rights of Security Holders	(c)	(i)	Article III, Sections 4 and 5; Article IV, Section 1; Article V; Article VIII, Section 4; and Article IX, Sections 1, 4, and 7 of the Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1of PEA No. 7.

		(ii)	Article 9 and Article 11 of the Amended and Restated Bylaws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on February 10, 2005.

Investment Advisory Contracts	(d)	(i)	Investment Advisory and Administration Agreement between Registrant and Charles Schwab Investment Management, Inc. (the “Investment Adviser”), dated June 15,1994, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on April 30, 1997.

		(ii)	Amended Schedule A and B to Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated January 1, 2007, is incorporated herein by reference to Exhibit (d)(i) of Post-Effective Amendment No. 21 to Registrant’s Registration Statement of Form N-1A (File No. 811-8314), electronically filed with the SEC on April 25, 2007 (hereinafter referred to as “PEA No. 21”).

		(iii)	Letter of Agreement between Registrant and Investment Adviser, dated April 30, 2011, is incorporated herein by reference to Exhibit d(iii) of Post Effective Amendment 27 to Registrant’s Registration Statement of Form N-1A (File No. 811-8314), electronically filed with the SEC on April 27, 2011 (hereinafter referred to as “PEA No. 27”).

		(iv)	Form of Investment Advisory Agreement is to be filed by Amendment.

Underwriting Contracts	(e)	(i)	Distribution Agreement between Registrant and Charles Schwab & Co., Inc. (“Schwab”), dated March 29, 1994, is incorporated herein by reference to Exhibit 6(a) of PEA No. 7.

		(ii)	Amended Schedule A to Distribution Agreement between Registrant and Schwab, dated March 29, 1994, is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on September 9, 1996 (hereinafter referred to as “PEA No. 5”).

Bonus or Profit Sharing Plans	(f)		Inapplicable.

Custodian Agreements	(g)	(i)	Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company on behalf of Schwab Money Market Portfolio, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(i) of PEA No. 21.

		(ii)	Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co., Inc., on behalf of Schwab S&P 500 Portfolio and Schwab MarketTrack Growth Portfolio II, is incorporated herein by reference to Exhibit (g)(xviii) of Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on April 26, 2001.

		(iii)	Amended Schedule A to the Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co., Inc. and the Schwab Annuity Portfolios on behalf of Schwab MarketTrack Growth Portfolio II and Schwab S&P 500 Index Portfolio is incorporated herein by reference to Exhibit (g)(iii) of PEA No. 21.

		(iv)	Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc., dated July 1, 2009, is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1 (File No. 811-8314), electronically filed with the SEC on February 9, 2010.

		(v)	Shareholder Service Agreement between Registrant and Schwab, dated March 29, 1994, is incorporated herein by reference to Exhibit 8(i) of PEA No. 7.

		(vi)	Amended Schedules A and C to the Shareholder Service Agreement between Registrant and Schwab, dated March 29, 1994, is incorporated herein by reference to Exhibit 8(h) of PEA No. 5.

		(vii)	Schedule B to the Shareholder Service Agreement between Registrant and Schwab, dated March 29, 1994, is incorporated herein by reference to Exhibit 8(k) of PEA No. 7.

		(viii)	Master Accounting Services Agreement between Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (q)(x) of Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314) electronically filed with the SEC on April 25, 2006 (hereinafter referred to as “PEA No. 20”).

Other Material Contracts	(h)		License Agreement between Registrant and Standard & Poor's Corporation is incorporated herein by reference to Exhibit 9 of PEA No. 5.

Legal Opinion	(i)		Opinion and Consent of Counsel is to be filed by Amendment

Other Opinions	(j)	(i)	Consent of Independent Registered Public Accounting Firm is to be filed by Amendment

		(ii)	Power of Attorney executed by Mariann Byerwalter, dated September 13, 2010, is incorporated herein by reference to Exhibit (j)(ii) of PEA 27.

		(iii)	Power of Attorney executed by William A. Hasler, dated September 13, 2010, is incorporated herein by reference to Exhibit (j)(iii) of PEA 27

		(iv)	Power of Attorney executed by Gerald B. Smith, dated September 13, 2010, is incorporated herein by reference to Exhibit (j)(iv) of PEA 27

		(v)	Power of Attorney executed by Charles R. Schwab, dated September 13, 2010, is incorporated herein by reference to Exhibit (j)(v) of PEA 27).

		(vi)	Power of Attorney executed by David L. Mahoney, dated February 16, 2011, is incorporated herein by reference to Exhibit (j)(vi) of PEA 27.

		(vii)	Power of Attorney executed by Kiran M. Patel, dated February 16, 2011, is incorporated herein by reference to Exhibit (j)(vii) of PEA 27.

		(viii)	Power of Attorney executed by George Pereira, dated September 13, 2010, is incorporated herein by reference to Exhibit (j)(viii) of PEA 27.

		(ix)	Power of Attorney executed by Walter W. Bettinger, dated September 13, 2010, is incorporated herein by reference to Exhibit (j)(ix) of PEA 27.

		(x)	Power of Attorney executed by Joseph Wender, dated September 13, 2010, is is incorporated herein by reference to Exhibit (j)(x) of PEA 27.

		(xi)	Power of Attorney executed by John F. Cogan, dated September 13, 2010, is incorporated herein by reference to Exhibit (j)(xi) of PEA 27.

		(xii)	Power of Attorney executed by Marie Chandoha, dated December 3, 2010, is incorporated herein by reference to Exhibit (j)(xii) of PEA 27.

Omitted Financial Statements	(k)		Inapplicable.

Initial Capital Agreements	(l)	(i)	Purchase Agreement between Registrant and Schwab relating to Schwab Money Market Portfolio is incorporated herein by reference to Exhibit 13(a) of PEA No. 7.

		(ii)	Purchase Agreement between Registrant and Schwab relating to Schwab Asset Director®-High Growth Portfolio and Schwab S&P 500 Portfolio is incorporated herein by reference to Exhibit 13(b) of PEA No. 5.

Rule 12b-1 Plan	(m)		Inapplicable.

Financial Data Schedule	(n)		Inapplicable.

Rule 18f-3 Plan	(o)		Inapplicable.

Code of Ethics	(p)		Registrant, Investment Adviser, and Schwab Code of Ethics, dated October 1, 2011, is filed herein as Exhibit (p).

Item 29.	Persons Controlled by or under Common Control with the Fund.

The Charles Schwab Family of Funds, Schwab Investments and Schwab Capital Trust each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Schwab Strategic Trust is Delaware statutory trust registered under the 1940 Act. Each is advised by the Investment Adviser and The Charles Schwab Family of Funds, Schwab Investments and Schwab Capital Trust employ Schwab as their principal underwriter and shareholder services agent. As a result, the Charles Schwab Family of Funds, Schwab Investments and Schwab Capital Trust may be deemed to be under common control with Registrant. The Investment Adviser and Schwab are both wholly owned subsidiaries of The Charles Schwab Corporation. Charles R. Schwab is the founder and Chairman of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the Investment Adviser and Schwab.

Item 30.	Indemnification.

Article VIII of Registrant’s Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Manager

Registrant’s investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust, each an open-end management investment company. The principal place of business of the investment adviser is 211 Main Street, San Francisco, California 94105. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Strategic Trust, investment adviser to Laudus Trust and Laudus Institutional Trust and any other investment companies that Schwab may sponsor in the future, and an investment adviser to certain non-investment company clients.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser (CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below.

Name and Position with Adviser	Name of Other Company	Capacity
Charles R. Schwab, Chairman and Director	The Charles Schwab Corporation	Chairman and Director
	Charles Schwab & Co., Inc.	Chairman and Director
	The Charles Schwab Bank, N.A.	Chairman, Director
	Schwab Holdings, Inc.	Director, Chairman and Chief Executive Officer
	Schwab International Holdings, Inc.	Chairman and Chief Executive Officer
	Schwab (SIS) Holdings, Inc. I	Chairman and Chief Executive Officer
	Schwab Charitable Fund	Director
	Charles Schwab Foundation	Director and Chairman
	JustAnswer Corp.	Director
	Museum of American Finance	Advisory Board
	San Francisco Museum of Modern Art	Board of Trustees
	Charles and Helen Schwab Foundation	Director

	University of Californa San Francisco	Chancellor’s Executive Board
	Laudus Funds	Trustee
	Schwab Funds	Trustee
Marie Chandoha, Director, President and Chief Executive Officer	Charles Schwab & Co., Inc.	Executive Vice President
	Schwab Funds	President and Chief Executive Officer
	Schwab ETFs	President and Chief Executive Officer
	Laudus Funds	President and Chief Executive Officer
David Lekich, Senior Vice President, Chief Counsel and Corporate Secretary	Charles Schwab & Co., Inc.	Senior Vice President, Associate General Counsel
	Schwab Funds	Secretary and Chief Legal Officer
	Schwab ETFs	Secretary and Chief Legal Officer
	Laudus Funds	Vice President and Assistant Clerk
Michael Hogan, Chief Compliance Officer	Schwab Funds	Chief Compliance Officer
	Schwab ETFs	Chief Compliance Officer
	Laudus Funds	Chief Compliance Officer
	Charles Schwab & Co., Inc.	Senior Vice President and Chief Compliance Officer
George Pereira, Senior Vice President, Chief Financial Officer and Chief Operating Officer	Schwab Funds	Treasurer and Principal Financial Officer
	Schwab ETFs	Treasurer and Principal Financial Officer
	Laudus Funds	Treasurer and Chief Financial Officer
	Charles Schwab Worldwide Funds, PLC	Director
	Charles Schwab Asset Management (Ireland) Limited	Director

Item 32.	Principal Underwriters.

(a) Schwab acts as principal underwriter and distributor of Registrant’s shares. Schwab also acts as principal underwriter for The Charles Schwab Family of Funds, Schwab Capital Trust and Schwab Investments and may act as such for any other investment company which Schwab may sponsor in the future.

(b) Information with respect to Schwab’s directors and officers is as follows:

Name	Position and Offices with the Underwriter	Position and Offices with the Registrant
Charles R. Schwab	Chairman	Chairman and Trustee
Walter Bettinger II	President and Chief Executive Officer	Trustee
Jay Allen	Executive Vice President, Human Resources	None
Benjamin Brigeman	Executive Vice President, Investor Services	None
Ron Carter	Executive Vice President and Head, Operational Services	None
Marie Chandoha	Executive Vice President, Investment Management Services	President and Chief Executive Officer
Bernie Clark	Executive Vice President, Advisor Services	None
John Clendening	Executive Vice President, Shared Strategic Services	None
Carrie Dwyer	Executive Vice President, Corporate Oversight	None
Laurine Garrity	Executive Vice President and Chief Marketing Officer	None
G. Andrew Gill	Executive Vice President and Chief Operating Officer, Schwab Investor Services	None
Lisa Kidd Hunt	Executive Vice President, Schwab Branch Network	None
Joseph Martinetto	Executive Vice President and Chief Financial Officer	None
James McCool	Executive Vice President, Institutional Services	None
Brad Peterson	Executive Vice President and Chief Information Officer	None
Paul V. Woolway	Executive Vice President and President, Charles Schwab Bank	None

The principal business address of all directors and officers of Schwab is 211 Main Street, San Francisco, California 94105.

(c) None.

Item 33.	Location of Accounts and Records.

All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant and Registrant’s investment adviser and administrator: Charles Schwab Investment Management, Inc., 211 Main Street, San Francisco, California 94105; ; Registrant's principal underwriter: Charles Schwab & Co., Inc., 211 Main Street, San Francisco, California 94105; Registrant’s custodian for the Schwab Money Market Portfolio, Portfolio: State Street Bank and Trust Company, One Lincoln Street, Boston, MA, 02111; and Registrant’s custodian for the Schwab S&P 500 Index Fund and Schwab MarketTrack Growth Portfolio II: Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, 02109;.

Item 34.	Management Services.

Not applicable.

Item 35.	Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post Effective Amendment No. 29 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on the 20th day of December, 2011.

SCHWAB ANNUITY PORTFOLIOS Registrant

Charles R. Schwab*
Charles R. Schwab, Chairman and Trustee

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 20th day of December, 2011.

Signature	Title

Charles R. Schwab*	Chairman and Trustee
Charles R. Schwab

Walter W. Bettinger, II*	Trustee
Walter W. Bettinger, II

Mariann Byerwalter*	Trustee
Mariann Byerwalter

John F. Cogan*	Trustee
John F. Cogan

William A. Hasler*	Trustee
William A. Hasler

David L. Mahoney*	Trustee
David L. Mahoney

Kiran M. Patel*	Trustee
Kiran M. Patel

Gerald B. Smith*	Trustee
Gerald B. Smith

Joseph H. Wender*	Trustee
Joseph H. Wender

Marie Chandoha*	President and Chief Executive Officer
Marie Chandoha

George Pereira*	Treasurer and Principal Financial Officer
George Pereira

*By:     /s/ Douglas P. Dick

            Douglas P. Dick, Attorney-in-Fact

            Pursuant to Power of Attorney

Exhibit Index

(p)	Code of Ethics